United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/24

Date of Reporting Period: Six months ended 04/30/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	A | KAUAX	C | KAUCX	R | KAUFX
Institutional | KAUIX

Federated Hermes Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	31.7%
Information Technology	15.8%
Industrials	14.6%
Consumer Discretionary	11.2%
Financials	9.7%
Real Estate	4.6%
Materials	4.3%
Communication Services	2.2%
Consumer Staples	1.9%
Energy	1.6%
Utilities	1.3%
Securities Lending Collateral[2]	0.6%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities—Net[4]	(0.7)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 97.8%
		Communication Services— 2.2%
163,000	[1]	Alphabet, Inc., Class A	$26,533,140
34,128	[1]	Meta Platforms, Inc.	14,680,842
425,000	[1]	Pinterest, Inc.	14,216,250
50,000	[1]	Spotify Technology SA	14,022,000
1,285,000		Universal Music Group	37,746,623
		TOTAL	107,198,855
		Consumer Discretionary— 11.1%
150,000	[1]	Airbnb, Inc.	23,785,500
200,000	[1]	Alibaba Group Holding Ltd., ADR	14,970,000
370,000	[1]	Amazon.com, Inc.	64,750,000
305,040	[1]	Birkenstock Holding Ltd.	13,656,641
17,675	[1]	Chipotle Mexican Grill, Inc.	55,845,930
200,000	[1]	DoorDash, Inc.	25,852,000
621,774	[1]	DraftKings, Inc.	25,840,927
74,000	[1]	Five Below, Inc.	10,829,160
180,000	[1]	Floor & Decor Holdings, Inc.	19,859,400
71,300	[1]	Lululemon Athletica, Inc.	25,710,780
15,000	[1]	Mercadolibre, Inc.	21,880,500
279,024		Moncler S.p.A.	19,044,541
340,000	[1]	On Holding AG	10,795,000
100,000	[1]	Planet Fitness, Inc.	5,984,000
2,035,000	[1]	Sportradar Group AG	18,966,200
210,400		TJX Cos., Inc.	19,796,536
407,800		Wingstop, Inc.	156,917,362
		TOTAL	534,484,477
		Consumer Staples— 1.9%
60,370		Costco Wholesale Corp.	43,641,473
150,000	[1]	Maplebear, Inc.	5,119,500
450,000		Philip Morris International, Inc.	42,723,000
		TOTAL	91,483,973
		Energy— 1.6%
86,500		Cheniere Energy, Inc.	13,651,430
2,373,900		New Fortress Energy, Inc.	62,196,180
		TOTAL	75,847,610
		Financials— 9.7%
728,200		Apollo Global Management, Inc.	78,922,316
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
55,600		BlackRock, Inc.	$41,957,984
6,650,000	[1]	Blue Owl Capital, Inc.	125,618,500
1	[1,2,3]	FA Private Equity Fund IV LP	68,529
1,051,000		FinecoBank Banca Fineco S.p.A.	16,103,111
699,000		Hamilton Lane, Inc.	78,092,280
446,000		London Stock Exchange Group PLC	49,140,355
41,000		MSCI, Inc., Class A	19,097,390
95,000		S&P Global, Inc.	39,503,850
755,000	[1]	Toast, Inc.	17,840,650
		TOTAL	466,344,965
		Health Care— 30.9%
2,000,000	[1,2]	Albireo Pharma CVR, Rights	4,300,000
90,400	[1]	Alnylam Pharmaceuticals, Inc.	13,013,080
615,000	[1]	Amphastar Pharmaceuticals, Inc.	25,368,750
2,435,880	[1]	Arcturus Therapeutics Holdings, Inc.	62,285,452
482,000	[1]	Argenx SE	180,591,160
72,200		AstraZeneca PLC	10,870,710
4,785,000	[1]	aTyr Pharma, Inc.	7,512,450
200,000	[1]	Boston Scientific Corp.	14,374,000
267,745	[1]	Century Therapeutics, Inc.	779,138
1,942,492	[1,2]	Contra Akouos, Inc., Rights	1,534,569
183,000	[1]	CRISPR Therapeutics AG	9,697,170
295,800		Danaher Corp.	72,950,196
738,500	[1]	Dexcom, Inc.	94,077,515
3,075,000	[1]	Dynavax Technologies Corp.	34,962,750
479,408	[1]	Dyne Therapeutics, Inc.	12,133,816
400,000	[1]	EDAP TMS S.A., ADR	2,816,000
39,800		Eli Lilly & Co.	31,087,780
5,480,011	[1]	Fusion Pharmaceuticals, Inc.	117,436,636
470,400	[1]	Guardant Health, Inc.	8,467,200
2,428,500	[1]	IDEAYA Biosciences, Inc.	98,718,525
25,000	[1]	IDEXX Laboratories, Inc.	12,319,000
228,000	[1]	Inspire Medical Systems, Inc.	55,098,480
140,000	[1]	Insulet Corp.	24,071,600
990,000	[1]	Intellia Therapeutics, Inc.	21,186,000
101,500	[1]	Intuitive Surgical, Inc.	37,617,930
1	[1,2,3]	Latin Healthcare Fund	244,475
777,500	[1]	Legend Biotech Corp., ADR	34,007,850
755,000	[1]	Merus NV	33,907,050
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
725,000	[1]	Minerva Neurosciences, Inc.	$1,711,000
555,000	[1]	Moonlake Immunotherapeutics	22,705,050
337,600	[1]	Natera, Inc.	31,356,288
237,000		Novo Nordisk A/S	30,458,167
4,398,740	[1,2]	Orchard Therapeutics PLC, Rights	307,912
6,641,000	[1]	Regulus Therapeutics, Inc.	15,274,300
163,300	[1]	Repligen Corp.	26,813,860
3,215,300	[1]	Rezolute, Inc.	8,617,004
840,000	[1]	Rhythm Pharmaceuticals, Inc.	33,398,400
164,133	[1,2]	Sail Biomedicines, Inc.	3,948,268
251,500	[1]	Sarepta Therapeutics, Inc.	31,854,990
1,180,000	[1]	Scynexis, Inc.	1,994,200
959,018	[1,2]	Soteira, Inc.	0
1,099,384	[1]	Structure Therapeutics, Inc., ADR	43,359,705
53,400		Stryker Corp.	17,969,100
289,291	[1]	Summit Therapeutics, Inc.	1,136,914
250,000	[1]	Syndax Pharmaceuticals, Inc.	5,282,500
500,000	[1]	Tela Bio, Inc.	2,252,500
870,000	[1]	Ultragenyx Pharmaceutical, Inc.	37,009,800
50,700		UnitedHealth Group, Inc.	24,523,590
87,550	[1]	Vaxcyte, Inc.	5,301,152
216,500	[1]	Veeva Systems, Inc.	42,988,240
1,145,000	[1]	Verona Pharma PLC, ADR	17,690,250
1,272,500	[1]	Verve Therapeutics, Inc.	7,647,725
390,000	[1]	Xenon Pharmaceuticals, Inc.	15,853,500
322,400	[1]	Zealand Pharma AS	29,005,182
950,000	[1]	Zentalis Pharmaceuticals, Inc.	10,507,000
		TOTAL	1,490,395,879
		Industrials— 14.4%
16,000	[1]	Axon Enterprise, Inc.	5,018,560
95,700		Comfort Systems USA, Inc.	29,610,537
90,000	[1]	Copart, Inc.	4,887,900
289,700		Eaton Corp. PLC	92,199,922
81,600	[1]	GE Vernova, Inc.	12,542,736
326,400		General Electric Co.	52,818,048
204,100	[1]	GXO Logistics, Inc.	10,135,606
371,116		HEICO Corp.	76,969,459
395,000	[1]	Loar Holdings, Inc.	20,666,400
439,000		Quanta Services, Inc.	113,507,840
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
269,500		Trane Technologies PLC	$85,523,130
400,000	[1]	Uber Technologies, Inc.	26,508,000
650,000	[1]	Veralto Corp.	60,892,000
324,600		Vertiv Holdings Co.	30,187,800
450,000		Wabtec Corp.	72,486,000
		TOTAL	693,953,938
		Information Technology— 15.8%
32,800	[1]	Adobe, Inc.	15,180,823
185,000	[1]	Advanced Micro Devices, Inc.	29,300,300
107,000	[1]	ARM Holdings PLC, ADR	10,829,470
221,000	[1]	Crowdstrike Holdings, Inc.	64,651,340
73,500	[1]	Cyber Ark Software Ltd.	17,584,875
313,600	[1]	Datadog, Inc.	39,356,800
810,000	[1]	DoubleVerify Holdings, Inc.	23,733,000
1,059,322	[1,2,3]	Expand Networks Ltd.	0
904,000	[1]	HashiCorp, Inc.	29,343,840
23,800	[1]	HubSpot, Inc.	14,395,906
1,165,000	[1]	Klaviyo, Inc.	26,096,000
92,300		Microsoft Corp.	35,935,159
80,000		Motorola Solutions, Inc.	27,132,000
42,800		NVIDIA Corp.	36,980,056
185,000	[1]	Palo Alto Networks, Inc.	53,814,650
120,000	[1]	Procore Technologies, Inc.	8,210,400
225,000	[1]	Q2 Holdings, Inc.	11,562,750
135,000	[1]	Salesforce, Inc.	36,306,900
3,751	[1,2,3]	Sensable Technologies, Inc.	0
165,300	[1]	SentinelOne, Inc.	3,492,789
131,800	[1]	ServiceNow, Inc.	91,380,894
705,700	[1]	Shopify, Inc.	49,540,140
215,000	[1]	Smartsheet, Inc.	8,133,450
80,800	[1]	Snowflake, Inc.	12,540,160
50,000	[1]	SPS Commerce, Inc.	8,693,500
149,045		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,469,840
89,200	[1]	Tyler Technologies, Inc.	41,170,260
202,200	[1]	Workday, Inc.	49,484,406
		TOTAL	765,319,708
		Materials— 4.3%
700,000	[3]	Agnico Eagle Mines Ltd.	44,345,000
502,000	[1]	ATI, Inc.	29,969,400
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Materials— continued
900,000		Barrick Gold Corp.	$14,976,000
55,100		Martin Marietta Materials	32,347,557
600,000		Newmont Corp.	24,384,000
209,200		Sherwin-Williams Co.	62,678,412
		TOTAL	208,700,369
		Real Estate— 4.6%
884,600		Americold Realty Trust, Inc.	19,434,662
1,111,700	[1]	CoStar Group, Inc.	101,753,901
250,000		Gaming and Leisure Properties, Inc.	10,682,500
674,000		Healthpeak Properties, Inc.	12,543,140
200,000		ProLogis, Inc.	20,410,000
185,000		Ryman Hospitality Properties, Inc.	19,513,800
1,410,000		VICI Properties, Inc.	40,255,500
		TOTAL	224,593,503
		Utilities— 1.3%
200,000		American Electric Power Co., Inc.	17,206,000
250,000		Duke Energy Corp.	24,565,000
300,000		NextEra Energy, Inc.	20,091,000
		TOTAL	61,862,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,796,216,631)	4,720,185,277
		PREFERRED STOCKS— 0.8%
		Health Care— 0.6%
1,903,967	[2]	CeQur S.A.	8,463,394
1,240,000		Regulus Therapeutics, Inc.	2,852,000
47,000		Regulus Therapeutics, Inc. - Rights	10,810,000
35,400		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	8,142,000
		TOTAL	30,267,394
		Industrials— 0.2%
326,479		FTAI Aviation Ltd.	8,243,595
		Information Technology— 0.0%
679,348	[1,2,3]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $37,882,175)	38,510,989
		CORPORATE BONDS— 0.1%
		Consumer Discretionary— 0.1%
$ 6,600,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	6,558,696
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Health Care— 0.0%
$874,800	[2,3]	CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	$951,645
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,503,806)	7,510,341
		WARRANTS— 0.2%
		Health Care— 0.2%
421,550		Catabasis Pharmaceuticals	0
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	431,880
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	113,709
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	152,224
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	4,530,007
853,000	[1]	Scynexis, Inc., Warrants 5/21/2024	0
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	186,802
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	2,883,140
		TOTAL WARRANTS (IDENTIFIED COST $19,279,050)	8,297,762
		INVESTMENT COMPANIES— 1.8%
31,578,870		Federated Hermes Government Obligations Fund, Premier Shares, 4.36%[4]	31,578,870
57,422,146		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[4]	57,422,146
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $88,999,078)	89,001,016
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $2,949,880,740)[5]	4,863,505,385
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(35,026,572)
		TOTAL NET ASSETS—100%	$4,828,478,813
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2024, were as follows:
Affiliated	Value as of 10/31/2023	Purchases at Cost*	Proceeds from Sales*
Health Care:
Amphastar Pharmaceuticals, Inc.**	$52,060,500	$—	$(28,061,739)
Arcturus Therapeutics Holdings, Inc.	$46,814,406	$—	$(530,674)
aTyr Pharma, Inc.	$5,981,250	$—	$—
Dynavax Technologies Corp.	$93,390,109	$—	$(45,721,117)
Fusion Pharmaceuticals, Inc.	$25,138,759	$107,720	$—
IDEAYA Biosciences, Inc.	$47,300,253	$26,855,726	$(1,141,434)
Merus NV**	$28,659,203	$—	$(24,260,912)
Minerva Neurosciences, Inc.	$3,494,500	$—	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$882,060	$—	$—
Regulus Therapeutics, Inc.	$1,512,800	$—	$—
Regulus Therapeutics, Inc.	$2,270,420	$7,648,000	$—
Regulus Therapeutics, Inc. - Rights	$5,734,000	$—	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$5,664,000	$—
Rezolute, Inc.	$3,110,481	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$13,686	$—	$—
Rezolute, Inc., Warrants 1/1/2099	$54,948	$—	$—
Rezolute, Inc., Warrants 12/31/2099	$1,635,197	$—	$—
Rhythm Pharmaceuticals, Inc.**	$28,309,750	$—	$(17,486,498)
Scynexis, Inc.	$2,230,200	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$51,692	$—	$—
Scynexis, Inc., Warrants 4/26/2029	$227,478	$—	$—
Scynexis, Inc., Warrants 1/1/2099	$3,224,340	$—	$—
Affiliated issuers no longer in the portfolio at period end	$19,427,976	$—	$(17,753,656)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$371,524,008	$40,275,446	$(134,956,030)
Semi-Annual Shareholder Report
8

Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 4/30/2024	Shares Held as of 4/30/2024	Dividend Income*

$(14,715,971)	$16,085,960	$25,368,750	615,000	$—
$16,349,947	$(348,226)	$62,285,452	2,435,880	$—
$1,531,200	$—	$7,512,450	4,785,000	$—
$(36,810,930)	$24,104,688	$34,962,750	3,075,000	$—
$92,190,157	$—	$117,436,636	5,480,011	$—
$25,537,008	$166,972	$98,718,525	2,428,500	$—
$19,121,319	$10,387,439	$33,907,050	755,000	$—
$(1,783,500)	$—	$1,711,000	725,000	$—
$(450,180)	$—	$431,880	183,000	$—
$1,339,200	$—	$2,852,000	1,240,000	$—
$5,355,880	$—	$15,274,300	6,641,000	$—
$5,076,000	$—	$10,810,000	47,000	$—
$2,478,000	$—	$8,142,000	35,400	$—
$5,506,523	$—	$8,617,004	3,215,300	$—
$100,023	$—	$113,709	200,970	$—
$97,276	$—	$152,224	56,800	$—
$2,894,809	$—	$4,530,007	1,690,301	$—
$8,406,870	$14,168,277	$33,398,400	840,000	$—
$(236,000)	$—	$1,994,200	1,180,000	$—
$(51,692)	$—	$—	853,000	$—
$(40,675)	$—	$186,802	167,251	$—
$(341,200)	$—	$2,883,140	1,706,000	$—
$6,906,422	$(8,580,743)	$—	—	$—
$138,460,486	$55,984,367	$471,288,279	38,355,413	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report
9

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2023	$46,178,284	$222,413,334	$268,591,618
Purchases at Cost	$411,551,777	$986,274,801	$1,397,826,578
Proceeds from Sales	$(426,151,191)	$(1,151,278,998)	$(1,577,430,189)
Change in Unrealized Appreciation/ Depreciation	$—	$(32,652)	$(32,652)
Net Realized Gain/(Loss)	$—	$45,661	$45,661
Value as of 4/30/2024	$31,578,870	$57,422,146	$89,001,016
Shares Held as of 4/30/2024	31,578,870	57,422,146	89,001,016
Dividend Income	$1,307,226	$4,838,699	$6,145,925

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2024, these restricted securities amounted to $45,609,649, which represented 0.9% of total net assets.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,949,363,756.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
10

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,748,906,882	$—	$10,403,753	$3,759,310,635
International	587,914,793	372,959,849	—	960,874,642
Preferred Stocks
Domestic	2,852,000	18,952,000	—	21,804,000
International	8,243,595	—	8,463,394	16,706,989
Debt Securities:
Corporate Bonds	—	6,558,696	951,645	7,510,341
Warrants	5,114,111	3,183,651	—	8,297,762
Investment Companies	89,001,016	—	—	89,001,016
TOTAL SECURITIES	$4,442,032,397	$401,654,196	$19,818,792	$4,863,505,385
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 10/31/2023	$44,161,779
Accreted/amortized discount/premiums	135,648,724
Realized gain (loss)	7,018,598
Change in unrealized appreciation/depreciation	(10,311,403)
Purchases	2,438,000
(Sales)	(159,136,906)
Balance as of 4/30/2024	$19,818,792
Total change in unrealized appreciation/depreciation attributable to investments still held at 4/30/2024	$262,602

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
PLC	—Public Limited Company
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.55	$4.77	$7.77	$6.80	$6.27	$6.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)	(0.06)	(0.10)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	1.05	(0.20)	(2.29)	1.57	1.32	1.09
Total From Investment Operations	1.02	(0.22)	(2.35)	1.47	1.23	1.04
Less Distributions:
Distributions from net realized gain	(0.10)	—	(0.65)	(0.50)	(0.70)	(0.80)
Net Asset Value, End of Period	$5.47	$4.55	$4.77	$7.77	$6.80	$6.27
Total Return[2]	22.62%	(4.61)%	(32.43)%	22.37%	21.52%	19.52%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.95%	1.95%	1.92%	1.94%	1.95%
Net investment income (loss)	(1.02)%[4]	(0.46)%	(1.09)%	(1.41)%	(1.38)%	(0.81)%
Expense waiver/ reimbursement[5]	0.01%[4]	0.01%	0.03%	0.04%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,086,741	$973,048	$1,196,453	$2,023,577	$1,808,715	$1,629,524
Portfolio turnover[6]	19%	57%	25%	34%	38%	42%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$3.26	$3.43	$5.81	$5.22	$4.99	$4.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.03)	(0.06)	(0.11)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	0.74	(0.14)	(1.67)	1.20	1.02	0.86
Total From Investment Operations	0.71	(0.17)	(1.73)	1.09	0.93	0.80
Less Distributions:
Distributions from net realized gain	(0.10)	—	(0.65)	(0.50)	(0.70)	(0.80)
Net Asset Value, End of Period	$3.87	$3.26	$3.43	$5.81	$5.22	$4.99
Total Return[2]	22.04%	(4.96)%	(32.74)%	21.80%	20.96%	18.69%
Ratios to Average Net Assets:
Net expenses[3]	2.46%[4]	2.46%	2.45%	2.42%	2.44%	2.45%
Net investment income (loss)	(1.52)%[4]	(0.94)%	(1.60)%	(1.92)%	(1.87)%	(1.31)%
Expense waiver/reimbursement[5]	0.00%[4]	0.01%	0.03%	0.04%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,419	$45,676	$64,766	$139,690	$141,074	$135,883
Portfolio turnover[6]	19%	57%	25%	34%	38%	42%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.56	$4.79	$7.79	$6.82	$6.28	$6.04
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)	(0.06)	(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	1.06	(0.21)	(2.29)	1.58	1.33	1.09
Total From Investment Operations	1.03	(0.23)	(2.35)	1.47	1.24	1.04
Less Distributions:
Distributions from net realized gain	(0.10)	—	(0.65)	(0.50)	(0.70)	(0.80)
Net Asset Value, End of Period	$5.49	$4.56	$4.79	$7.79	$6.82	$6.28
Total Return[2]	22.79%	(4.80)%	(32.34)%	22.30%	21.64%	19.48%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(1.02)%[4]	(0.47)%	(1.10)%	(1.45)%	(1.40)%	(0.81)%
Expense waiver/ reimbursement[5]	0.26%[4]	0.26%	0.27%	0.25%	0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,383,997	$2,937,167	$3,428,775	$5,582,064	$4,848,579	$4,313,852
Portfolio turnover[6]	19%	57%	25%	34%	38%	42%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.77	$4.98	$8.03	$6.98	$6.39	$6.11
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.00[2]	(0.03)	(0.07)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	1.10	(0.21)	(2.37)	1.62	1.35	1.10
Total From Investment Operations	1.09	(0.21)	(2.40)	1.55	1.29	1.08
Less Distributions:
Distributions from net realized gain	(0.10)	—	(0.65)	(0.50)	(0.70)	(0.80)
Net Asset Value, End of Period	$5.76	$4.77	$4.98	$8.03	$6.98	$6.39
Total Return[3]	23.05%	(4.22)%	(31.97)%	22.96%	22.11%	19.98%
Ratios to Average Net Assets:
Net expenses[4]	1.46%[5]	1.46%	1.44%	1.42%	1.44%	1.45%
Net investment income (loss)	(0.53)%[5]	0.03%	(0.60)%	(0.92)%	(0.89)%	(0.31)%
Expense waiver/reimbursement[6]	0.00%[5]	0.01%	0.03%	0.04%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$311,322	$316,462	$390,516	$808,904	$640,411	$452,014
Portfolio turnover[7]	19%	57%	25%	34%	38%	42%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $30,358,630 of securities loaned and $560,289,295 of investments in affiliated holdings* (identified cost $2,949,880,740, including $424,211,075 of identified cost in affiliated holdings)	$4,863,505,385
Cash denominated in foreign currencies (identified cost $48,040)	47,058
Income receivable	877,761
Income receivable from affiliated holdings	322,820
Receivable for investments sold	1,755,138
Receivable for shares sold	1,248,905
Total Assets	4,867,757,067
Liabilities:
Payable for shares redeemed	3,492,702
Payable for collateral due to broker for securities lending (Note 2)	31,578,870
Payable for investment adviser fee (Note 5)	169,999
Payable for administrative fee (Note 5)	10,346
Payable for Directors’/Trustees’ fees (Note 5)	7,009
Payable for distribution services fee (Note 5)	953,476
Payable for other service fees (Notes 2 and 5)	2,329,674
Accrued expenses (Note 5)	736,178
Total Liabilities	39,278,254
Net assets for 881,396,508 shares outstanding	$4,828,478,813
Net Assets Consist of:
Paid-in capital	$2,693,917,005
Total distributable earnings (loss)	2,134,561,808
Total Net Assets	$4,828,478,813
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,086,740,568 ÷ 198,589,903 shares outstanding), no par value, unlimited shares authorized	$5.47
Offering price per share (100/94.50 of $5.47)	$5.79
Redemption proceeds per share	$5.47
Class C Shares:
Net asset value per share ($46,418,800 ÷ 11,984,707 shares outstanding), no par value, unlimited shares authorized	$3.87
Offering price per share	$3.87
Redemption proceeds per share (99.00/100 of $3.87)	$3.83
Class R Shares:
Net asset value per share ($3,383,996,999 ÷ 616,732,527 shares outstanding), no par value, unlimited shares authorized	$5.49
Offering price per share	$5.49
Redemption proceeds per share	$5.49
Institutional Shares:
Net asset value per share ($311,322,446 ÷ 54,089,371 shares outstanding), no par value, unlimited shares authorized	$5.76
Offering price per share	$5.76
Redemption proceeds per share	$5.76

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Dividends (including $1,779,322 received from affiliated holdings* and net of foreign taxes withheld of $212,822)	$20,114,378
Interest	1,611,661
Net income on securities loaned (includes $4,366,603 earned from affiliated holdings related to cash collateral balances) (Note 2)	686,384
TOTAL INCOME	22,412,423
Expenses:
Investment adviser fee (Note 5)	30,616,401
Administrative fee (Note 5)	1,866,628
Custodian fees	162,997
Transfer agent fees (Note 2)	2,173,308
Directors’/Trustees’ fees (Note 5)	8,973
Auditing fees	25,005
Legal fees	5,789
Portfolio accounting fees	102,530
Distribution services fee (Note 5)	9,868,284
Other service fees (Notes 2 and 5)	5,559,486
Share registration costs	37,085
Printing and postage	75,450
Miscellaneous (Note 5)	27,698
TOTAL EXPENSES	50,529,634
Waivers and Reimbursement:
Reimbursement of investment adviser fee (Note 5)	(101,841)
Waiver of other operating expenses (Note 5)	(4,201,094)
TOTAL WAIVERS AND REIMBURSEMENT	(4,302,935)
Net expenses	46,226,699
Net investment income (loss)	(23,814,276)
Semi-Annual Shareholder Report
18

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $56,030,028 on sales of investments in affiliated holdings*)	$299,422,313
Net realized loss on foreign currency transactions	(6,962)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $138,427,835 on investments in affiliated holdings*)	675,114,952
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(17,912)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	974,512,391
Change in net assets resulting from operations	$950,698,115

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(23,814,276)	$(20,946,646)
Net realized gain (loss)	299,415,351	109,002,059
Net change in unrealized appreciation/depreciation	675,097,040	(288,754,707)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	950,698,115	(200,699,294)
Distributions to Shareholders:
Class A Shares	(20,805,631)	—
Class C Shares	(1,336,802)	—
Class R Shares	(63,236,617)	—
Institutional Shares	(6,447,085)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(91,826,135)	—
Share Transactions:
Proceeds from sale of shares[1]	56,823,287	145,215,298
Net asset value of shares issued to shareholders in payment of distributions declared	86,586,596	—
Cost of shares redeemed[1]	(446,155,978)	(764,618,328)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(302,746,095)	(619,403,030)
Change in net assets	556,125,885	(820,102,324)
Net Assets:
Beginning of period	4,272,352,928	5,092,455,252
End of period	$4,828,478,813	$4,272,352,928

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report
21

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
22

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
23

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $4,302,935 is disclosed in Note 5.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
Transfer Agent Fees Incurred
Class A Shares	$490,875
Class C Shares	21,931
Class R Shares	1,507,628
Institutional Shares	152,874
TOTAL	$2,173,308
Semi-Annual Shareholder Report
24

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,352,367
Class C Shares	60,498
Class R Shares	4,146,621
TOTAL	$5,559,486
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily
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and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended April 30, 2024, the Fund held no futures contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of
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the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$30,358,630	$31,578,870
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2024, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/26/2018	$28,165,289	$44,345,000
CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	10/23/2023	$981,323	$951,645
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$68,529
Latin Healthcare Fund	11/28/2000	$0	$244,475
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,819,906	$14,822,762	9,538,292	$35,414,765
Shares issued to shareholders in payment of distributions declared	3,953,735	19,768,677	—	—
Conversion of Class B Shares to Class A Shares[1]	—	—	2,181,798	10,756,262
Shares redeemed	(21,934,459)	(115,212,088)	(48,550,329)	(223,338,045)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(15,160,818)	$(80,620,649)	(36,830,239)	$(177,167,018)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$10,756,262
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Conversion of Class B Shares to Class A Shares[1]	—	—	(3,029,165)	(10,756,262)
Shares redeemed	—	—	(440,530)	(12,256,741)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(3,469,695)	$(12,256,741)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	505,494	$1,895,926	1,370,750	$4,721,532
Shares issued to shareholders in payment of distributions declared	365,423	1,297,250	—	—
Shares redeemed	(2,914,610)	(10,885,597)	(6,212,974)	(21,474,806)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,043,693)	$(7,692,421)	(4,842,224)	$(16,753,274)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,892,316	$15,356,558	6,203,538	$30,027,258
Shares issued to shareholders in payment of distributions declared	11,835,505	59,295,886	—	—
Shares redeemed	(41,498,240)	(219,325,868)	(78,922,036)	(382,157,565)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(26,770,419)	$(144,673,424)	(72,718,498)	$(352,130,307)
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	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,430,001	$24,748,041	12,817,228	$64,295,481
Shares issued to shareholders in payment of distributions declared	1,185,673	6,224,783	—	—
Shares redeemed	(17,845,340)	(100,732,425)	(24,914,309)	(125,391,171)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,229,666)	$(69,759,601)	(12,097,081)	$(61,095,690)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(56,204,596)	$(302,746,095)	(129,957,737)	$(619,403,030)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $2,949,363,756. The net unrealized appreciation of investments for federal tax purposes was $1,914,141,629. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,139,724,573 and unrealized depreciation from investments for those securities having an excess of cost over value of $225,582,944.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below:
Assets Under Management	Investment Advisory Fee
Up to $8 billion	1.275%
$8 billion - $9 billion	1.255%
$9 billion - $10 billion	1.235%
$10 billion - $12 billion	1.215%
Excess of $12 billion	1.205%
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Adviser reimbursed $101,841.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2024, the Sub-Adviser earned a fee of $25,351,344.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,355,767	$(11,227)
Class C Shares	181,495	—
Class R Shares	8,331,022	(4,189,867)
TOTAL	$9,868,284	$(4,201,094)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $5,210,002 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2024, FSC retained $12,553 in sales charges from the sale of Class A Shares. FSC also retained $456 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $3,060,796 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2024 the Fund had total commitments to limited partnerships and limited liability companies of $25,957,452; of this amount, $25,957,452 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $4,701,530.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$919,880,731
Sales	$1,130,855,834
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2024, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
United States	80.3%
Netherlands	5.2%
Ireland	3.7%
Cayman Islands	2.7%
Canada	2.6%
United Kingdom	1.8%
Denmark	1.2%
Switzerland	1.0%
Italy	0.7%
Taiwan, Province of China	0.4%
Israel	0.4%
Luxembourg	0.3%
Jersey Channel Isle	0.3%
France	0.1%
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under
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the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENT
The Fund’s Trustees have approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,226.20	$10.79
Class C Shares	$1,000	$1,220.40	$13.58
Class R Shares	$1,000	$1,227.90	$10.80
Institutional Shares	$1,000	$1,230.50	$8.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$9.77
Class C Shares	$1,000	$1,012.63	$12.31
Class R Shares	$1,000	$1,015.17	$9.77
Institutional Shares	$1,000	$1,017.60	$7.32

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class C Shares	2.46%
Class R Shares	1.95%
Institutional Shares	1.46%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES KAUFMANN FUND (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
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considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from the Fund’s portfolio managers received at the May Meetings regarding the Fund and its performance and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the
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fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations
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furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program. The Board also considered the unique investment strategy of the Fund, including comparative information to similar investment pools.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation. The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board. The Board considered information regarding the historical performance of the Fund, the uniqueness of the Fund’s investment strategy, the substantial investment and research resources utilized in implementing this strategy and the views of the Advisers on the Fund’s relative performance, including with respect to other pooled investment vehicles.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and
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each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In addition, the Board received and considered comparative fee information for the Morningstar category of unregistered hedge funds that employ equity strategies similar to the Fund.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the CCO’s view that, in 2022, while the Fund’s total expenses were above median relative to its Expense Peer Group, those expenses remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to peer funds. In considering the Fund’s expenses, the Board noted the gross advisory fee reduction implemented in July 2022.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the
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Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an
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independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and the advisory or administrative fees are not unreasonable. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board reviewed the breakpoints in the advisory fee schedule for the Fund that were implemented in July 2022, which reduce fee rates as the Fund’s assets grow over time. In addition, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders
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and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and
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receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	35.5%
Health Care	17.1%
Consumer Discretionary	12.0%
Financials	9.0%
Industrials	9.0%
Communication Services	7.8%
Consumer Staples	4.0%
Real Estate	2.4%
Materials	1.5%
Utilities	0.7%
Energy	0.5%
Cash Equivalents[2]	0.6%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS— 99.5%
		Communication Services— 7.8%
313,700	[1]	Alphabet, Inc., Class A	$51,064,086
88,700	[1]	Meta Platforms, Inc.	38,156,079
25,300	[1]	Spotify Technology SA	7,095,132
55,300	[1]	T-Mobile USA, Inc.	9,078,601
455,800		Universal Music Group	13,389,035
		TOTAL	118,782,933
		Consumer Discretionary— 12.0%
49,200	[1]	Airbnb, Inc.	7,801,644
405,000	[1]	Amazon.com, Inc.	70,875,000
13,000	[1]	Chipotle Mexican Grill, Inc.	41,074,800
29,700		Home Depot, Inc.	9,926,334
44,400	[1]	Lululemon Athletica, Inc.	16,010,640
20	[1]	New Cotai LLC/Capital	0
394,300		TJX Cos., Inc.	37,099,687
		TOTAL	182,788,105
		Consumer Staples— 4.0%
46,300		Constellation Brands, Inc., Class A	11,735,198
67,400		Costco Wholesale Corp.	48,723,460
		TOTAL	60,458,658
		Energy— 0.5%
142,900		Schlumberger Ltd.	6,784,892
		Financials— 9.0%
49,250		BlackRock, Inc.	37,166,020
98,900		Charles Schwab Corp.	7,313,655
225,588		London Stock Exchange Group PLC	24,855,324
13,700		MSCI, Inc., Class A	6,381,323
64,600		S&P Global, Inc.	26,862,618
129,700		Visa, Inc., Class A	34,838,717
		TOTAL	137,417,657
		Health Care— 17.1%
120,000	[1]	Argenx SE, ADR	45,060,000
47,800		AstraZeneca PLC	7,196,952
63,700		Danaher Corp.	15,709,694
255,800	[1]	Dexcom, Inc.	32,586,362
41,600		Eli Lilly & Co.	32,493,760
13,200	[1]	IDEXX Laboratories, Inc.	6,504,432
40,700	[1]	Intuitive Surgical, Inc.	15,084,234
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Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
16,250		Lonza Group AG	$8,997,490
256,800		Novo Nordisk A/S	33,002,773
76,400	[1]	Sarepta Therapeutics, Inc.	9,676,824
32,800		Stryker Corp.	11,037,200
91,800	[1]	Veeva Systems, Inc.	18,227,808
63,240	[1]	Vertex Pharmaceuticals, Inc.	24,841,304
		TOTAL	260,418,833
		Industrials— 9.0%
96,400		Eaton Corp. PLC	30,680,264
62,600		GE Aerospace	10,129,932
145,900		Quanta Services, Inc.	37,723,904
155,400		Trane Technologies PLC	49,314,636
125,800	[1]	Uber Technologies, Inc.	8,336,766
		TOTAL	136,185,502
		Information Technology— 35.5%
16,800	[1]	Adobe, Inc.	7,775,544
83,300	[1]	Advanced Micro Devices, Inc.	13,193,054
218,300		Apple, Inc.	37,183,039
104,600		Applied Materials, Inc.	20,778,790
40,000	[1]	ARM Holdings PLC, ADR	4,048,400
20,500		Broadcom, Inc.	26,655,535
162,300	[1]	Crowdstrike Holdings, Inc.	47,479,242
113,000	[1]	Datadog, Inc.	14,181,500
16,500		Intuit, Inc.	10,322,730
67,800		Micron Technology, Inc.	7,658,688
242,000		Microsoft Corp.	94,217,860
92,500		NVIDIA Corp.	79,921,850
113,000	[1]	Palo Alto Networks, Inc.	32,870,570
79,200	[1]	Salesforce, Inc.	21,300,048
84,000	[1]	ServiceNow, Inc.	58,239,720
363,200	[1]	Shopify, Inc.	25,496,640
41,400	[1]	Snowflake, Inc.	6,425,280
130,000	[1]	Workday, Inc.	31,814,900
		TOTAL	539,563,390
		Materials— 1.5%
26,200		Ecolab, Inc.	5,925,130
58,200		Sherwin-Williams Co.	17,437,302
		TOTAL	23,362,432
		Real Estate— 2.4%
339,400	[1]	CoStar Group, Inc.	31,065,282
Semi-Annual Shareholder Report
3

Shares		Value
	COMMON STOCKS— continued
	Real Estate— continued
59,400	ProLogis, Inc.	$6,061,770
	TOTAL	37,127,052
	Utilities— 0.7%
155,400	NextEra Energy, Inc.	10,407,138
	TOTAL COMMON STOCKS (IDENTIFIED COST $708,357,173)	1,513,296,592
	INVESTMENT COMPANY— 0.6%
9,618,573	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[2] (IDENTIFIED COST $9,619,226)	9,618,573
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $717,976,399)[3]	1,522,915,165
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(1,188,256)
	TOTAL NET ASSETS—100%	$1,521,726,909
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$3,763,200	$6,466,408	$10,229,608
Purchases at Cost	$20,572,141	$286,403,833	$306,975,974
Proceeds from Sales	$(24,335,341)	$(283,247,428)	$(307,582,769)
Change in Unrealized Appreciation/ Depreciation	$—	$(653)	$(653)
Net Realized Gain/(Loss)	$—	$(3,587)	$(3,587)
Value as of 4/30/2024	$—	$9,618,573	$9,618,573
Shares Held as of 4/30/2024	—	9,618,573	9,618,573
Dividend Income	$120,810	$393,521	$514,331

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,257,375,054	$—	$—	$1,257,375,054
International	168,479,964	87,441,574	—	255,921,538
Investment Company	9,618,573	—	—	9,618,573
TOTAL SECURITIES	$1,435,473,591	$87,441,574	$—	$1,522,915,165

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.02	$24.12	$39.89	$31.46	$27.39	$24.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.03)	(0.11)	(0.21)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	4.20	2.22	(10.54)	9.88	5.42	5.17
Total From Investment Operations	4.17	2.19	(10.65)	9.67	5.32	5.10
Less Distributions:
Distributions from net realized gain	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)
Net Asset Value, End of Period	$19.29	$21.02	$24.12	$39.89	$31.46	$27.39
Total Return[2]	22.34%	11.33%	(30.10)%	31.46%	20.14%	22.76%
Ratios to Average Net Assets:
Net expenses[3]	1.08%[4]	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.29)%[4]	(0.15)%	(0.38)%	(0.57)%	(0.36)%	(0.29)%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.10%	0.08%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$544,961	$512,559	$598,065	$953,814	$741,584	$616,124
Portfolio turnover[6]	12%	19%	15%	28%	24%	19%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.03	$20.66	$35.18	$28.08	$24.76	$22.77
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.15)	(0.29)	(0.42)	(0.29)	(0.24)
Net realized and unrealized gain (loss)	3.30	1.81	(9.11)	8.76	4.86	4.70
Total From Investment Operations	3.22	1.66	(9.40)	8.34	4.57	4.46
Less Distributions:
Distributions from net realized gain	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)
Net Asset Value, End of Period	$14.35	$17.03	$20.66	$35.18	$28.08	$24.76
Total Return[2]	21.87%	10.45%	(30.66)%	30.47%	19.21%	21.85%
Ratios to Average Net Assets:
Net expenses[3]	1.88%[4]	1.86%	1.86%	1.85%	1.85%	1.85%
Net investment income (loss)	(1.07)%[4]	(0.90)%	(1.17)%	(1.33)%	(1.11)%	(1.05)%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,444	$97,644	$167,622	$355,877	$372,382	$399,208
Portfolio turnover[6]	12%	19%	15%	28%	24%	19%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.82	$22.20	$37.27	$29.58	$25.92	$23.64
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.09)	(0.20)	(0.32)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	3.71	2.00	(9.75)	9.25	5.11	4.91
Total From Investment Operations	3.65	1.91	(9.95)	8.93	4.91	4.75
Less Distributions:
Distributions from net realized gain	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)
Net Asset Value, End of Period	$16.57	$18.82	$22.20	$37.27	$29.58	$25.92
Total Return[2]	22.15%	10.97%	(30.38)%	30.94%	19.69%	22.32%
Ratios to Average Net Assets:
Net expenses[3]	1.45%[4]	1.43%	1.47%	1.47%	1.46%	1.46%
Net investment income (loss)	(0.65)%[4]	(0.50)%	(0.79)%	(0.95)%	(0.72)%	(0.65)%
Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.16%	0.13%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,246	$42,590	$42,626	$82,883	$76,374	$74,919
Portfolio turnover[6]	12%	19%	15%	28%	24%	19%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.32	$25.24	$41.40	$32.53	$28.21	$25.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	0.03	(0.05)	(0.12)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	4.49	2.34	(10.99)	10.23	5.60	5.32
Total From Investment Operations	4.49	2.37	(11.04)	10.11	5.57	5.31
Less Distributions:
Distributions from net realized gain	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)
Net Asset Value, End of Period	$20.91	$22.32	$25.24	$41.40	$32.53	$28.21
Total Return[3]	22.49%	11.59%	(29.93)%	31.79%	20.46%	23.07%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.03)%[5]	0.12%	(0.15)%	(0.32)%	(0.10)%	(0.03)%
Expense waiver/reimbursement[6]	0.12%[5]	0.11%	0.10%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$777,265	$862,452	$1,378,126	$3,090,630	$2,635,157	$2,264,174
Portfolio turnover[7]	12%	19%	15%	28%	24%	19%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.53	$25.41	$41.62	$32.68	$28.32	$25.44
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	0.04	(0.03)	(0.10)	(0.02)	0.01
Net realized and unrealized gain (loss)	4.54	2.37	(11.06)	10.28	5.63	5.34
Total From Investment Operations	4.54	2.41	(11.09)	10.18	5.61	5.35
Less Distributions:
Distributions from net realized gain	(5.90)	(5.29)	(5.12)	(1.24)	(1.25)	(2.47)
Net Asset Value, End of Period	$21.17	$22.53	$25.41	$41.62	$32.68	$28.32
Total Return[3]	22.52%	11.68%	(29.88)%	31.86%	20.52%	23.17%
Ratios to Average Net Assets:
Net expenses[4]	0.77%[5]	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income (loss)	0.02%[5]	0.18%	(0.11)%	(0.26)%	(0.06)%	0.04%
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,811	$63,898	$102,255	$274,128	$228,285	$129,987
Portfolio turnover[7]	12%	19%	15%	28%	24%	19%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $9,618,573 of investments in affiliated holdings* (identified cost $717,976,399, including $9,619,226 of identified cost in affiliated holdings)	$1,522,915,165
Cash denominated in foreign currencies (identified cost $1,837)	1,864
Income receivable	503,512
Income receivable from affiliated holdings	76,855
Receivable for investments sold	860,222
Receivable for shares sold	354,197
Total Assets	1,524,711,815
Liabilities:
Payable for investments purchased	798,596
Payable for shares redeemed	1,501,754
Payable for investment adviser fee (Note 5)	27,196
Payable for administrative fee (Note 5)	3,267
Payable for transfer agent fees	182,416
Payable for Directors’/Trustees’ fees (Note 5)	3,021
Payable for portfolio accounting fees	84,400
Payable for distribution services fee (Note 5)	71,350
Payable for other service fees (Notes 2 and 5)	240,357
Accrued expenses (Note 5)	72,549
Total Liabilities	2,984,906
Net assets for 77,342,356 shares outstanding	$1,521,726,909
Net Assets Consist of:
Paid-in capital	$434,878,573
Total distributable earnings (loss)	1,086,848,336
Total Net Assets	$1,521,726,909
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($544,961,360 ÷ 28,251,748 shares outstanding), no par value, unlimited shares authorized	$19.29
Offering price per share (100/94.50 of $19.29)	$20.41
Redemption proceeds per share	$19.29
Class C Shares:
Net asset value per share ($84,443,505 ÷ 5,883,301 shares outstanding), no par value, unlimited shares authorized	$14.35
Offering price per share	$14.35
Redemption proceeds per share (99.00/100 of $14.35)	$14.21
Class R Shares:
Net asset value per share ($46,245,899 ÷ 2,791,590 shares outstanding), no par value, unlimited shares authorized	$16.57
Offering price per share	$16.57
Redemption proceeds per share	$16.57
Institutional Shares:
Net asset value per share ($777,265,150 ÷ 37,165,626 shares outstanding), no par value, unlimited shares authorized	$20.91
Offering price per share	$20.91
Redemption proceeds per share	$20.91
Class R6 Shares:
Net asset value per share ($68,810,995 ÷ 3,250,091 shares outstanding), no par value, unlimited shares authorized	$21.17
Offering price per share	$21.17
Redemption proceeds per share	$21.17

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Dividends (including $393,521 received from affiliated holdings* and net of foreign taxes withheld of $35,751)	$6,444,601
Net income on securities loaned (includes $120,810 earned from affiliated holdings related to cash collateral balances)	25,430
Interest	108
TOTAL INCOME	6,470,139
Expenses:
Investment adviser fee (Note 5)	6,054,079
Administrative fee (Note 5)	627,497
Custodian fees	34,597
Transfer agent fees (Note 2)	753,895
Directors’/Trustees’ fees (Note 5)	3,199
Auditing fees	24,907
Legal fees	5,711
Portfolio accounting fees	100,754
Distribution services fee (Note 5)	474,497
Other service fees (Notes 2 and 5)	812,775
Share registration costs	56,490
Printing and postage	46,263
Miscellaneous (Note 5)	20,546
TOTAL EXPENSES	9,015,210
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(837,935)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(123,519)
TOTAL WAIVERS AND REIMBURSEMENTS	(961,454)
Net expenses	8,053,756
Net investment loss	(1,583,617)
Semi-Annual Shareholder Report
13

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(3,587) on sales of investments in affiliated holdings*)	$289,268,065
Net realized gain on foreign currency transactions	15,026
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(653) on investments in affiliated holdings*)	46,187,609
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	767
Net realized and unrealized gain (loss) on investments and foreign currency transactions	335,471,467
Change in net assets resulting from operations	$333,887,850

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,583,617)	$(699,527)
Net realized gain (loss)	289,283,091	416,622,060
Net change in unrealized appreciation/depreciation	46,188,376	(213,187,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	333,887,850	202,735,094
Distributions to Shareholders:
Class A Shares	(138,371,971)	(123,391,855)
Class C Shares	(31,137,977)	(38,334,236)
Class R Shares	(13,301,913)	(9,952,078)
Institutional Shares	(218,751,765)	(253,861,751)
Class R6 Shares	(16,153,241)	(18,104,427)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(417,716,867)	(443,644,347)
Share Transactions:
Proceeds from sale of shares	172,305,989	245,263,111
Net asset value of shares issued to shareholders in payment of distributions declared	386,404,233	403,488,933
Cost of shares redeemed	(532,298,058)	(1,117,393,954)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,412,164	(468,641,910)
Change in net assets	(57,416,853)	(709,551,163)
Net Assets:
Beginning of period	1,579,143,762	2,288,694,925
End of period	$1,521,726,909	$1,579,143,762
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $961,454 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$239,713	$(32,144)
Class C Shares	56,290	—
Class R Shares	56,318	—
Institutional Shares	396,585	(79,418)
Class R6 Shares	4,989	—
TOTAL	$753,895	$(111,562)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$694,466
Class C Shares	118,309
TOTAL	$812,775
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities
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lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2024, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,086,309	$41,090,520	3,718,811	$76,477,198
Shares issued to shareholders in payment of distributions declared	7,255,599	128,424,101	5,892,566	112,312,298
Shares redeemed	(5,478,184)	(109,191,019)	(10,020,704)	(207,469,589)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,863,724	$60,323,602	(409,327)	$(18,680,093)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	456,378	$7,014,972	627,160	$10,489,661
Shares issued to shareholders in payment of distributions declared	2,304,600	30,443,763	2,397,976	37,312,500
Shares redeemed	(2,610,177)	(39,362,150)	(5,405,581)	(93,031,643)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	150,801	$(1,903,415)	(2,380,445)	$(45,229,482)
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	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	155,007	$2,623,879	226,201	$4,188,546
Shares issued to shareholders in payment of distributions declared	861,859	13,117,502	573,056	9,810,727
Shares redeemed	(488,633)	(8,137,236)	(455,901)	(8,500,110)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	528,233	$7,604,145	343,356	$5,499,163
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,006,702	$112,795,585	6,388,136	$139,087,533
Shares issued to shareholders in payment of distributions declared	10,503,289	201,348,045	11,431,888	230,924,136
Shares redeemed	(16,981,473)	(361,075,414)	(33,787,938)	(750,776,178)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,471,482)	$(46,931,784)	(15,967,914)	$(380,764,509)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	408,946	$8,781,033	699,028	$15,020,173
Shares issued to shareholders in payment of distributions declared	673,754	13,070,822	644,223	13,129,272
Shares redeemed	(668,938)	(14,532,239)	(2,531,132)	(57,616,434)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	413,762	$7,319,616	(1,187,881)	$(29,466,989)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,485,038	$26,412,164	(19,602,211)	$(468,641,910)
4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $717,976,399. The net unrealized appreciation of investments for federal tax purposes was $804,938,766. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $814,717,454 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,778,688.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2023, for federal income tax purposes, a late year ordinary loss of $2,233,769 was deferred to November 1, 2023.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $829,347 of its fee and voluntarily reimbursed $111,562 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Adviser reimbursed $8,588.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2024, the Sub-Adviser earned a fee of $5,023,345.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$354,928	$—
Class R Shares	119,569	(11,957)
TOTAL	$474,497	$(11,957)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $6,310 of fees paid by the Fund. For the six months ended April 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2024, FSC retained $11,968 in sales charges from the sale of Class A Shares. FSC also retained $18,510 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $17,684 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.88%,
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1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $799,915. Net realized gain recognized on these transactions was $463,775.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$187,809,343
Sales	$581,365,685
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under
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the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENTS
Effective July 1, 2024, the investment adviser fee will be reduced to 0.74% of the Fund’s average daily net assets.
The Fund’s Trustees have approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,223.40	$5.97
Class C Shares	$1,000	$1,218.70	$10.37
Class R Shares	$1,000	$1,221.50	$8.01
Institutional Shares	$1,000	$1,224.90	$4.59
Class R6 Shares	$1,000	$1,225.20	$4.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.49	$5.42
Class C Shares	$1,000	$1,015.51	$9.42
Class R Shares	$1,000	$1,017.65	$7.27
Institutional Shares	$1,000	$1,020.74	$4.17
Class R6 Shares	$1,000	$1,021.03	$3.87

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.88%
Class R Shares	1.45%
Institutional Shares	0.83%
Class R6 Shares	0.77%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES KAUFMANN LARGE CAP FUND (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
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considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from the Fund’s portfolio managers received at the May Meetings regarding the Fund and its performance and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the
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fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations
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furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation. The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s
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benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as
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sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and the advisory or administrative fees are not unreasonable. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees
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for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Large Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	A | FKASX	C | FKCSX	R | FKKSX
	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	31.8%
Consumer Discretionary	17.3%
Industrials	15.6%
Information Technology	14.2%
Financials	6.5%
Real Estate	5.5%
Materials	3.0%
Energy	2.1%
Consumer Staples	1.7%
Communication Services	1.1%
Securities Lending Collateral[2]	2.4%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities—Net[4]	(2.2)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 97.5%
		Communication Services— 1.1%
1,095,800		Infrastrutture Wireless Italiane S.p.A.	$11,748,473
500,000	[1]	Pinterest, Inc.	16,725,000
1,500,000	[1]	Reservoir Media, Inc.	13,425,000
494,611	[1]	Reservoir Media, Inc.	4,426,768
		TOTAL	46,325,241
		Consumer Discretionary— 16.9%
441,600	[1,2]	Birkenstock Holding Ltd.	19,770,432
475,000	[1,2]	Bowlero Corp.	5,581,250
600,000	[1]	Cava Group, Inc.	43,164,000
190,000	[2]	Choice Hotels International, Inc.	22,469,400
2,780,000	[1]	CTOS LLC	13,872,200
665,200	[1]	DraftKings, Inc.	27,645,712
348,800	[1,2]	Dream Finders Homes, Inc.	12,382,400
177,500	[1]	Duolingo, Inc.	40,070,625
400,000	[1]	Dutch Bros, Inc.	11,264,000
325,000	[1]	Etsy, Inc.	22,317,750
1,360,000	[1,2]	European Wax Center, Inc.	15,993,600
1,980,300	[1]	First Watch Restaurant Group, Inc.	50,537,256
281,000	[1]	Floor & Decor Holdings, Inc.	31,002,730
10,000	[1,2]	GEN Restaurant Group, Inc.	99,000
548,800	[1]	Lovesac Co./The	12,172,384
271,200		Moncler S.p.A.	18,510,521
800,000	[1]	On Holding AG	25,400,000
545,000	[1]	Planet Fitness, Inc.	32,612,800
400,000	[1]	Portillo’s, Inc.	4,904,000
3,448,000	[1]	Samsonite International S.A.	12,183,790
460,000	[1,2]	Savers Value Village, Inc.	7,599,200
475,000	[1]	Six Flags Entertainment Corp.	11,200,500
527,300	[1]	Smith Douglas Home Corp.	15,328,611
2,373,300	[1]	Sportradar Group AG	22,119,156
120,000		Vail Resorts, Inc.	22,724,400
355,700		Wingstop, Inc.	136,869,803
800,000	[1]	Xponential Fitness, Inc.	10,200,000
903,000	[1]	YETI Holdings, Inc.	32,255,160
		TOTAL	680,250,680
		Consumer Staples— 1.7%
801,199	[1]	Chefs Warehouse, Inc.	26,503,663
1,116,200	[1]	Grocery Outlet Holding Corp.	28,987,714
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
350,000	[1]	Maplebear, Inc.	$11,945,500
		TOTAL	67,436,877
		Energy— 2.1%
609,700		Matador Resources Co.	37,984,310
1,749,200		New Fortress Energy, Inc.	45,829,040
		TOTAL	83,813,350
		Financials— 6.5%
625,000		Ares Management Corp.	83,181,250
925,000		Artisan Partners Asset Management, Inc.	37,860,250
1,132,500		FinecoBank Banca Fineco S.p.A.	17,351,830
865,000		Hamilton Lane, Inc.	96,637,800
1,408,698		P10, Inc.	10,001,756
730,000	[1]	Toast, Inc.	17,249,900
		TOTAL	262,282,786
		Health Care— 30.9%
1,310,000	[1]	Amphastar Pharmaceuticals, Inc.	54,037,500
2,198,020	[1]	Arcturus Therapeutics Holdings, Inc.	56,203,371
361,000	[1]	Argenx SE	135,256,035
65,400	[1]	Argenx SE, ADR	24,557,700
5,264,000	[1]	aTyr Pharma, Inc.	8,264,480
173,980	[1]	Century Therapeutics, Inc.	506,282
45,000	[1]	Charles River Laboratories International, Inc.	10,305,000
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,540,500
260,000	[1,2]	CRISPR Therapeutics AG	13,777,400
321,320	[1]	Dexcom, Inc.	40,932,955
3,850,000	[1]	Dynavax Technologies Corp.	43,774,500
608,876	[1]	Dyne Therapeutics, Inc.	15,410,652
400,000	[1,2]	EDAP TMS S.A., ADR	2,816,000
5,074,231	[1]	Fusion Pharmaceuticals, Inc.	108,740,770
3,065,136	[1]	Gossamer Bio, Inc.	2,176,247
380,000	[1]	Guardant Health, Inc.	6,840,000
2,366,890	[1]	IDEAYA Biosciences, Inc.	96,214,078
257,500	[1]	Inspire Medical Systems, Inc.	62,227,450
108,800	[1]	Insulet Corp.	18,707,072
915,000	[1]	Intellia Therapeutics, Inc.	19,581,000
740,000	[1]	Legend Biotech Corp., ADR	32,367,600
1,475,000	[1]	Merus NV	66,242,250
605,000	[1]	Minerva Neurosciences, Inc.	1,427,800
471,276	[1]	Moonlake Immunotherapeutics	19,279,901
995,000	[1]	Morphic Holding, Inc.	27,133,650
1,136,820	[1,3]	Orchard Therapeutics PLC, Rights	79,577
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
57,500	[1]	Penumbra, Inc.	$11,297,025
6,038,500	[1]	Regulus Therapeutics, Inc.	13,888,550
148,400	[1]	Repligen Corp.	24,367,280
3,310,800	[1,4]	Rezolute, Inc.	8,872,944
800,000	[1]	Rhythm Pharmaceuticals, Inc.	31,808,000
188,702	[1,3]	Sail Biomedicines, Inc.	4,539,283
275,000	[1]	Sarepta Therapeutics, Inc.	34,831,500
3,003,000	[1,2]	Scynexis, Inc.	5,075,070
1,130,000	[1]	Structure Therapeutics, Inc., ADR	44,567,200
248,231	[1]	Summit Therapeutics, Inc.	975,548
400,000	[1]	Syndax Pharmaceuticals, Inc.	8,452,000
200,000	[1,2]	Tela Bio, Inc.	901,000
990,500	[1]	Ultragenyx Pharmaceutical, Inc.	42,135,870
336,000	[1]	Vaxcyte, Inc.	20,344,800
186,000	[1]	Veeva Systems, Inc.	36,932,160
171,000	[1]	Vera Therapeutics, Inc.	6,756,210
189,600	[1]	Vericel Corp	8,696,952
990,000	[1]	Verona Pharma PLC, ADR	15,295,500
1,356,192	[1,2]	Verve Therapeutics, Inc.	8,150,714
335,000	[1]	Xenon Pharmaceuticals, Inc.	13,617,750
275,700	[1]	Zealand Pharma AS	24,803,749
810,000	[1]	Zentalis Pharmaceuticals, Inc.	8,958,600
		TOTAL	1,243,667,475
		Industrials— 15.6%
248,500		Advanced Drainage System, Inc.	39,014,500
230,700		Applied Industrial Technologies, Inc.	42,275,775
788,836		Aris Water Solutions, Inc.	11,067,369
47,200	[1]	Axon Enterprise, Inc.	14,804,752
100,000		AZZ, Inc.	7,163,000
117,200	[1,2]	Chart Industries, Inc.	16,883,832
305,100		Comfort Systems USA, Inc.	94,400,991
75,000	[1]	Copart, Inc.	4,073,250
725,000	[1,2]	Fiverr International Ltd.	14,869,750
583,000	[1]	GMS, Inc.	53,939,160
903,221	[1]	GXO Logistics, Inc.	44,853,955
169,500		HEICO Corp.	35,154,300
324,496	[1]	Loar Holdings, Inc.	16,977,631
1,265,500	[1]	Montrose Environmental Group, Inc.	54,948,010
171,500	[1]	MYR Group, Inc.	28,511,875
412,600	[1]	Trex Co., Inc.	36,535,730
250,000	[1]	UL Solutions, Inc.	8,775,000
349,200		Vertiv Holdings Co.	32,475,600
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
212,900	[1]	XPO, Inc.	$22,878,234
355,300		Xylem, Inc.	46,437,710
		TOTAL	626,040,424
		Information Technology— 14.2%
700,000	[1]	Allegro MicroSystems, Inc.	20,783,000
425,000	[1]	Braze, Inc.	17,807,500
808,200	[1,2]	Camtek Ltd.	65,439,954
1,141,600	[1]	Confluent, Inc.	32,101,792
79,100	[1]	Cyber Ark Software Ltd.	18,924,675
511,660	[1]	Docebo, Inc.	22,912,135
1,100,000	[1]	DoubleVerify Holdings, Inc.	32,230,000
1,559,000	[1]	HashiCorp, Inc.	50,605,140
33,200	[1]	HubSpot, Inc.	20,081,684
1,280,400	[1,2]	Klaviyo, Inc.	28,680,960
24,000		Motorola Solutions, Inc.	8,139,600
103,500	[1]	Novanta, Inc.	16,197,750
120,000	[1]	Procore Technologies, Inc.	8,210,400
400,000	[1]	Q2 Holdings, Inc.	20,556,000
643,400	[1]	Rapid7, Inc.	28,824,320
363,135,134	[1,2]	Seeing Machines Ltd.	19,439,796
555,000	[1]	SentinelOne, Inc.	11,727,150
343,000	[1]	Shopify, Inc.	24,078,600
927,000	[1]	Smartsheet, Inc.	35,068,410
1,515,000	[1]	SoundThinking, Inc.	20,240,400
150,000	[1]	SPS Commerce, Inc.	26,080,500
683,000	[1]	Teradata Corp.	25,339,300
37,000	[1]	Tyler Technologies, Inc.	17,077,350
		TOTAL	570,546,416
		Materials— 3.0%
1,154,042	[1]	Aspen Aerogels, Inc.	18,072,298
1,117,300	[1]	ATI, Inc.	66,702,810
116,500		Eagle Materials, Inc.	29,207,715
60,800		Westlake Corp.	8,959,488
		TOTAL	122,942,311
		Real Estate— 5.5%
565,500		Americold Realty Trust, Inc.	12,424,035
492,000	[1]	CoStar Group, Inc.	45,032,760
825,000		Gaming and Leisure Properties, Inc.	35,252,250
534,500		Healthpeak Properties, Inc.	9,947,045
285,000		Lamar Advertising Co.	33,017,250
470,000		Ryman Hospitality Properties, Inc.	49,575,600
200,000		STAG Industrial, Inc.	6,878,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Real Estate— continued
1,025,000		VICI Properties, Inc.	$29,263,750
		TOTAL	221,390,690
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,531,862,316)	3,924,696,250
		PREFERRED STOCKS— 0.7%
		Health Care— 0.7%
1,957,807	[3]	CeQur S.A.	8,702,720
1,378,500		Regulus Therapeutics, Inc.	3,170,550
41,900		Regulus Therapeutics, Inc. - Rights	9,637,000
30,200		Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	6,946,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $24,220,753)	28,456,270
		CORPORATE BONDS— 0.4%
		Consumer Discretionary— 0.4%
$ 14,800,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	14,707,380
		Health Care— 0.0%
900,000	[1,3]	CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	979,059
		TOTAL CORPORATE BONDS (IDENTIFIED COST $15,694,220)	15,686,439
		WARRANTS— 0.2%
		Health Care— 0.2%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	445,594
200,000	[1]	Immatics N.V., Warrants 6/23/2025	417,000
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	382,556
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	109,388
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	173,664
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	4,517,944
720,500	[1]	Scynexis, Inc., Warrants 5/21/2024	0
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	184,685
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	2,435,290
		TOTAL WARRANTS (IDENTIFIED COST $18,142,603)	8,666,121
		INVESTMENT COMPANIES— 3.4%
93,819,514		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[5]	93,819,514
41,210,511		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[5]	41,210,511
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $135,027,564)	135,030,025
		TOTAL INVESTMENT IN SECURITIES—102.2% (IDENTIFIED COST $2,724,947,456)[6]	4,112,535,105
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[7]	(88,460,817)
		TOTAL NET ASSETS—100%	$4,024,074,288
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2024, were as follows:
Affiliated	Value as of 10/31/2023	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
CTOS LLC	$23,080,000	$—	$(7,534,766)
Smith Douglas Home Corp.	$—	$11,213,563	$—
Financials:
P10, Inc.**	$29,973,809	$—	$(14,347,454)
Health Care:
Amphastar Pharmaceuticals, Inc.**	$87,823,800	$—	$(32,943,610)
Arcturus Therapeutics Holdings, Inc.	$41,982,182	$—	$—
aTyr Pharma, Inc.	$6,580,000	$—	$—
Dynavax Technologies Corp.	$80,993,675	$—	$(22,962,572)
Fusion Pharmaceuticals, Inc.	$23,286,064	$92,137	$—
IDEAYA Biosciences, Inc.	$57,005,377	$10,117,255	$—
Merus NV**	$43,761,391	$—	$(24,690,584)
Minerva Neurosciences, Inc.	$2,916,100	$—	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$781,322	$—	$—
Regulus Therapeutics, Inc.	$1,681,770	$—	$—
Regulus Therapeutics, Inc.	$4,077,240	$1,557,400	$—
Regulus Therapeutics, Inc. - Rights	$5,111,800	$—	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$4,832,000	$—
Rezolute, Inc.	$3,202,868	$—	$—
Rezolute, Inc., Warrants 1/1/2099	$62,688	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$13,166	$—	$—
Rezolute, Inc., Warrants 12/31/2099	$1,630,843	$—	$—
Scynexis, Inc.	$6,790,770	$—	$(1,026,698)
Scynexis, Inc., Warrants 1/1/2099	$2,723,490	$—	$—
Scynexis, Inc., Warrants 4/26/2029	$224,899	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$43,662	$—	$—
Information Technology:
Seeing Machines Ltd.	$24,268,801	$—	$(1,462,114)
SoundThinking, Inc.	$19,843,350	$3,109,983	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$467,859,067	$30,922,338	$(104,967,798)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 4/30/2024	Shares Held as of 4/30/2024	Dividend Income*

$(3,107,800)	$1,434,766	$13,872,200	2,780,000	$—
$4,115,048	$—	$15,328,611	527,300	$—

$1,550,827	$(7,175,426)	$10,001,756	1,408,698	$—

$(18,768,995)	$17,926,305	$54,037,500	1,310,000	$—
$14,221,189	$—	$56,203,371	2,198,020	$—
$1,684,480	$—	$8,264,480	5,264,000	$—
$(25,325,524)	$11,068,921	$43,774,500	3,850,000	$—
$85,362,569	$—	$108,740,770	5,074,231	$—
$29,091,446	$—	$96,214,078	2,366,890	$—
$36,598,015	$10,573,428	$66,242,250	1,475,000	$—
$(1,488,300)	$—	$1,427,800	605,000	$—
$(398,766)	$—	$382,556	162,100	$—
$1,488,780	$—	$3,170,550	1,378,500	$—
$8,253,910	$—	$13,888,550	6,038,500	$—
$4,525,200	$—	$9,637,000	41,900	$—
$2,114,000	$—	$6,946,000	30,200	$—
$5,670,076	$—	$8,872,944	3,310,800	$—
$110,976	$—	$173,664	64,800	$—
$96,222	$—	$109,388	193,334	$—
$2,887,101	$—	$4,517,944	1,685,800	$—
$8,110,047	$(8,799,049)	$5,075,070	3,003,000	$—
$(288,200)	$—	$2,435,290	1,441,000	$—
$(40,214)	$—	$184,685	165,355	$—
$(43,662)	$—	$—	720,500	$—

$(2,459,589)	$(907,302)	$19,439,796	363,135,134	$—
$(2,712,933)	$—	$20,240,400	1,515,000	$—
$151,245,903	$24,121,643	$569,181,153	409,745,062	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2023	$54,966,211	$454,714,770	$509,680,981
Purchases at Cost	$641,824,296	$851,513,373	$1,493,337,669
Proceeds from Sales	$(602,970,993)	$(1,265,082,633)	$(1,868,053,626)
Change in Unrealized Appreciation/ Depreciation	$—	$(118,721)	$(118,721)
Net Realized Gain/(Loss)	$—	$183,722	$183,722
Value as of 4/30/2024	$93,819,514	$41,210,511	$135,030,025
Shares Held as of 4/30/2024	93,819,514	41,210,511	135,030,025
Dividend Income	$2,263,858	$10,505,439	$12,769,297

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2024, these restricted securities amounted to $8,872,944, which represented 0.2% of total net assets.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,723,916,076.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,296,392,334	$27,715,000	$6,079,783	$3,330,187,117
International	367,319,152	227,110,404	79,577	594,509,133
Preferred Stocks
Domestic	3,170,550	16,583,000	—	19,753,550
International	—	—	8,702,720	8,702,720
Debt Securities:
Corporate Bonds	—	14,707,380	979,059	15,686,439
Warrants	5,491,164	3,174,957	—	8,666,121
Investment Company	135,030,025	—	—	135,030,025
TOTAL SECURITIES	$3,807,403,225	$289,290,741	$15,841,139	$4,112,535,105

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$38.75	$41.14	$70.27	$49.86	$40.09	$36.01
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.08)	(0.23)	(0.58)	(0.29)	0.01
Net realized and unrealized gain (loss)	8.02	(2.31)	(23.97)	21.07	10.16	6.14
Total From Investment Operations	7.92	(2.39)	(24.20)	20.49	9.87	6.15
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.02)	—
Distributions from net realized gain	(0.07)	—	(4.93)	(0.08)	(0.08)	(2.07)
Total Distributions	(0.07)	—	(4.93)	(0.08)	(0.10)	(2.07)
Net Asset Value, End of Period	$46.60	$38.75	$41.14	$70.27	$49.86	$40.09
Total Return[2]	20.45%	(5.81)%	(36.41)%	41.12%	24.64%	17.96%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.35%	1.35%	1.35%	1.35%	1.36%
Net investment income (loss)	(0.44)%[4]	(0.19)%	(0.48)%	(0.89)%	(0.64)%	0.03%
Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.15%	0.12%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$725,017	$656,294	$795,872	$1,452,855	$1,068,689	$826,240
Portfolio turnover[6]	20%	31%	19%	34%	20%	33%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$31.52	$33.68	$58.87	$42.03	$34.01	$31.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.20)	(0.29)	(0.44)	(0.83)	(0.49)	(0.19)
Net realized and unrealized gain (loss)	6.52	(1.87)	(19.82)	17.75	8.59	5.24
Total From Investment Operations	6.32	(2.16)	(20.26)	16.92	8.10	5.05
Less Distributions:
Distributions from net realized gain	(0.07)	—	(4.93)	(0.08)	(0.08)	(2.07)
Net Asset Value, End of Period	$37.77	$31.52	$33.68	$58.87	$42.03	$34.01
Total Return[2]	20.06%	(6.41)%	(36.80)%	40.28%	23.84%	17.25%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.99%	1.98%	1.97%	1.98%	1.97%
Net investment income (loss)	(1.07)%[4]	(0.83)%	(1.11)%	(1.51)%	(1.28)%	(0.57)%
Expense waiver/reimbursement[5]	0.03%[4]	0.03%	0.03%	0.02%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,908	$160,847	$208,954	$410,961	$289,794	$204,247
Portfolio turnover[6]	20%	31%	19%	34%	20%	33%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.00	$41.39	$70.65	$50.12	$40.29	$36.17
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.07)	(0.22)	(0.57)	(0.28)	0.03
Net realized and unrealized gain (loss)	8.07	(2.32)	(24.11)	21.18	10.22	6.16
Total From Investment Operations	7.98	(2.39)	(24.33)	20.61	9.94	6.19
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.03)	—
Distributions from net realized gain	(0.07)	—	(4.93)	(0.08)	(0.08)	(2.07)
Total Distributions	(0.07)	—	(4.93)	(0.08)	(0.11)	(2.07)
Net Asset Value, End of Period	$46.91	$39.00	$41.39	$70.65	$50.12	$40.29
Total Return[2]	20.47%	(5.77)%	(36.40)%	41.14%	24.71%	17.99%
Ratios to Average Net Assets:
Net expenses[3]	1.32%[4]	1.33%	1.34%	1.34%	1.31%	1.31%
Net investment income (loss)	(0.40)%[4]	(0.17)%	(0.46)%	(0.87)%	(0.61)%	0.08%
Expense waiver/reimbursement[5]	0.33%[4]	0.33%	0.34%	0.32%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,745	$111,893	$141,312	$263,675	$188,549	$120,487
Portfolio turnover[6]	20%	31%	19%	34%	20%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.20	$42.49	$72.07	$50.90	$40.86	$36.50
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.12	(0.01)	(0.29)	(0.10)	0.22
Net realized and unrealized gain (loss)	8.31	(2.41)	(24.64)	21.54	10.37	6.21
Total From Investment Operations	8.32	(2.29)	(24.65)	21.25	10.27	6.43
Less Distributions:
Distributions from net investment income	(0.13)	—	—	—	(0.15)	—
Distributions from net realized gain	(0.07)	—	(4.93)	(0.08)	(0.08)	(2.07)
Total Distributions	(0.20)	—	(4.93)	(0.08)	(0.23)	(2.07)
Net Asset Value, End of Period	$48.32	$40.20	$42.49	$72.07	$50.90	$40.86
Total Return[2]	20.72%	(5.39)%	(36.10)%	41.77%	25.20%	18.51%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.89%	0.90%
Net investment income (loss)	0.02%[4]	0.27%	(0.02)%	(0.43)%	(0.21)%	0.56%
Expense waiver/ reimbursement[5]	0.12%[4]	0.12%	0.11%	0.10%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,436,273	$2,201,922	$2,930,184	$6,454,097	$5,114,974	$2,339,131
Portfolio turnover[6]	20%	31%	19%	34%	20%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.87	$42.14	$71.52	$50.51	$40.51	$36.20
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.12	(0.00)	(0.29)	(0.10)	0.25
Net realized and unrealized gain (loss)	8.26	(2.39)	(24.45)	21.38	10.30	6.13
Total From Investment Operations	8.27	(2.27)	(24.45)	21.09	10.20	6.38
Less Distributions:
Distributions from net investment income	(0.14)	—	—	—	(0.12)	—
Distributions from net realized gain	(0.07)	—	(4.93)	(0.08)	(0.08)	(2.07)
Total Distributions	(0.21)	—	(4.93)	(0.08)	(0.20)	(2.07)
Net Asset Value, End of Period	$47.93	$39.87	$42.14	$71.52	$50.51	$40.51
Total Return[2]	20.75%	(5.39)%	(36.10)%	41.78%	25.24%	18.53%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	0.04%[4]	0.28%	(0.01)%	(0.43)%	(0.21)%	0.63%
Expense waiver/reimbursement[5]	0.03%[4]	0.03%	0.04%	0.02%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$566,131	$523,142	$661,748	$1,195,120	$651,978	$195,775
Portfolio turnover[6]	20%	31%	19%	34%	20%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $87,472,298 of securities loaned and $704,211,179 of investments in affiliated holdings* (identified cost $2,724,947,456, including $564,115,887 of identified cost in affiliated holdings)	$4,112,535,105
Cash denominated in foreign currencies (identified cost $147,874)	145,011
Income receivable	682,371
Income receivable from affiliated holdings	191,226
Receivable for investments sold	6,586,633
Receivable for shares sold	3,437,853
Total Assets	4,123,578,199
Liabilities:
Payable for shares redeemed	4,349,071
Bank overdraft	754
Payable for collateral due to broker for securities lending (Note 2)	93,819,514
Payable for investment adviser fee (Note 5)	85,523
Payable for administrative fee (Note 5)	8,621
Payable for Directors’/Trustees’ fees (Note 5)	6,378
Payable for distribution services fee (Note 5)	250,141
Payable for other service fees (Notes 2 and 5)	322,827
Accrued expenses (Note 5)	661,082
Total Liabilities	99,503,911
Net assets for 84,999,482 shares outstanding	$4,024,074,288
Net Assets Consist of:
Paid-in capital	$2,581,530,216
Total distributable earnings (loss)	1,442,544,072
Total Net Assets	$4,024,074,288
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($725,016,559 ÷ 15,557,082 shares outstanding), no par value, unlimited shares authorized	$46.60
Offering price per share (100/94.50 of $46.60)	$49.31
Redemption proceeds per share	$46.60
Class C Shares:
Net asset value per share ($172,908,386 ÷ 4,578,163 shares outstanding), no par value, unlimited shares authorized	$37.77
Offering price per share	$37.77
Redemption proceeds per share (99.00/100 of $37.77)	$37.39
Class R Shares:
Net asset value per share ($123,744,873 ÷ 2,638,103 shares outstanding), no par value, unlimited shares authorized	$46.91
Offering price per share	$46.91
Redemption proceeds per share	$46.91
Institutional Shares:
Net asset value per share ($2,436,273,287 ÷ 50,414,532 shares outstanding), no par value, unlimited shares authorized	$48.32
Offering price per share	$48.32
Redemption proceeds per share	$48.32
Class R6 Shares:
Net asset value per share ($566,131,183 ÷ 11,811,602 shares outstanding), no par value, unlimited shares authorized	$47.93
Offering price per share	$47.93
Redemption proceeds per share	$47.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Dividends (including $10,505,439 received from affiliated holdings* and net of foreign taxes withheld of $481,394)	$15,420,532
Net income on securities loaned (includes $2,263,858 earned from affiliated holdings related to cash collateral balances*) (Note 2)	2,175,151
Interest	1,154,943
TOTAL INCOME	18,750,626
Expenses:
Investment adviser fee (Note 5)	16,333,384
Administrative fee (Note 5)	1,587,304
Custodian fees	114,433
Transfer agent fees (Note 2)	2,039,982
Directors’/Trustees’ fees (Note 5)	7,765
Auditing fees	25,640
Legal fees	5,800
Portfolio accounting fees	113,172
Distribution services fee (Note 5)	1,902,628
Other service fees (Notes 2 and 5)	1,138,452
Share registration costs	50,613
Printing and postage	130,894
Miscellaneous (Note 5)	30,785
TOTAL EXPENSES	23,480,852
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(641,294)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,658,675)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,299,969)
Net expenses	21,180,883
Net investment income (loss)	(2,430,257)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $24,305,365 on sales of investments in affiliated holdings*)	$91,439,466
Net realized loss on foreign currency transactions	(29,569)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $151,127,182 on investments in affiliated holdings*)	655,364,486
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(7,993)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	746,766,390
Change in net assets resulting from operations	$744,336,133

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,430,257)	$5,562,425
Net realized gain (loss)	91,409,897	32,234,049
Net change in unrealized appreciation/depreciation	655,356,493	(238,982,263)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	744,336,133	(201,185,789)
Distributions to Shareholders:
Class A Shares	(1,133,123)	—
Class C Shares	(340,541)	—
Class R Shares	(192,506)	—
Institutional Shares	(10,761,877)	—
Class R6 Shares	(2,647,703)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,075,750)	—
Share Transactions:
Proceeds from sale of shares	376,623,987	677,445,406
Net asset value of shares issued to shareholders in payment of distributions declared	14,338,473	—
Cost of shares redeemed	(750,246,329)	(1,565,745,423)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(359,283,869)	(888,300,017)
Change in net assets	369,976,514	(1,089,485,806)
Net Assets:
Beginning of period	3,654,097,774	4,743,583,580
End of period	$4,024,074,288	$3,654,097,774
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $2,299,969 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$373,648	$(239,973)
Class C Shares	111,075	—
Class R Shares	154,467	—
Institutional Shares	1,356,851	(1,046,003)
Class R6 Shares	43,941	—
TOTAL	$2,039,982	$(1,285,976)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$915,649
Class C Shares	222,803
TOTAL	$1,138,452
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund
Semi-Annual Shareholder Report

does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$87,472,298	$93,819,514
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities, held at April 30, 2024, is as follows:
Security	Acquisition Date	Cost	Value
Rezolute, Inc.	10/9/2020	$9,666,690	$8,872,944
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	579,947	$26,323,813	1,185,128	$50,129,510
Shares issued to shareholders in payment of distributions declared	24,864	1,074,369	—	—
Conversion of Class B Shares to Class A Shares[1]	—	—	125,602	5,626,994
Shares redeemed	(1,983,920)	(90,474,780)	(3,718,448)	(157,077,221)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,379,109)	$(63,076,598)	(2,407,718)	$(101,320,717)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	3	$102
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Conversion of Class B Shares to Class A Shares[1]	—	—	(153,756)	(5,626,994)
Shares redeemed	—	—	(10,024)	(334,282)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(163,777)	$(5,961,174)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	197,339	$7,354,362	357,161	$12,365,064
Shares issued to shareholders in payment of distributions declared	9,477	332,751	—	—
Shares redeemed	(732,389)	(27,199,213)	(1,458,311)	(50,017,863)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(525,573)	$(19,512,100)	(1,101,150)	$(37,652,799)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	114,525	$5,279,623	268,872	$11,535,009
Shares issued to shareholders in payment of distributions declared	4,419	192,139	—	—
Shares redeemed	(350,243)	(16,104,672)	(813,329)	(34,460,925)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(231,299)	$(10,632,910)	(544,457)	$(22,925,916)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,087,978	$287,183,831	11,389,248	$499,723,057
Shares issued to shareholders in payment of distributions declared	218,031	10,247,748	—	—
Shares redeemed	(10,666,412)	(501,877,432)	(25,583,816)	(1,108,585,722)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,360,403)	$(204,445,853)	(14,194,568)	$(608,862,665)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,072,895	$50,482,358	2,246,884	$98,065,670
Shares issued to shareholders in payment of distributions declared	53,408	2,491,466	—	—
Shares redeemed	(2,434,439)	(114,590,232)	(4,831,663)	(209,642,416)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,308,136)	$(61,616,408)	(2,584,779)	$(111,576,746)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,804,520)	$(359,283,869)	(20,996,449)	$(888,300,017)

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of
Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $2,723,916,076. The net unrealized appreciation of investments for federal tax purposes was $1,388,619,028. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,639,803,991 and unrealized depreciation from investments for those securities having an excess of cost over value of $251,184,963.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $430,455 of its fee and voluntarily reimbursed $1,285,976 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Adviser reimbursed $210,839.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2024, the Sub-Adviser earned a fee of $13,563,198.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$919,580	$(183,916)
Class C Shares	668,410	—
Class R Shares	314,638	(188,783)
TOTAL	$1,902,628	$(372,699)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $582,897 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2024, FSC retained $29,089 in sales charges from the sale of Class A Shares. FSC also retained $8,597 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $48,096 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2024, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $4,385,736. Net realized loss recognized on these transactions was $(6,687,022).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$780,232,367
Sales	$985,500,774
Semi-Annual Shareholder Report

7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
Semi-Annual Shareholder Report

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENT
The Fund’s Trustees have approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Fund’s Sub-Adviser.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,204.50	$7.40
Class C Shares	$1,000	$1,200.60	$10.89
Class R Shares	$1,000	$1,204.70	$7.24
Institutional Shares	$1,000	$1,207.20	$4.88
Class R6 Shares	$1,000	$1,207.50	$4.83
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.15	$6.77
Class C Shares	$1,000	$1,014.97	$9.97
Class R Shares	$1,000	$1,018.30	$6.62
Institutional Shares	$1,000	$1,020.44	$4.47
Class R6 Shares	$1,000	$1,020.49	$4.42

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	1.99%
Class R Shares	1.32%
Institutional Shares	0.89%
Class R6 Shares	0.88%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES KAUFMANN SMALL CAP FUND (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
Semi-Annual Shareholder Report

considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose. The Independent Trustees also considered the presentation from the Fund’s portfolio managers received at the May Meetings regarding the Fund and its performance and other investment-related matters.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the
Semi-Annual Shareholder Report

fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations
Semi-Annual Shareholder Report

furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Semi-Annual Shareholder Report

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation. The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s
Semi-Annual Shareholder Report

benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and its extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the CCO’s view that, in 2022, while the Fund’s total expenses were above median relative to its Expense Peer Group, those expenses remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to peer funds.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s
Semi-Annual Shareholder Report

registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and the advisory or administrative fees are not unreasonable. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees
Semi-Annual Shareholder Report

for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Small Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund
Fund Established 1984

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	21.9%
Industrials	18.2%
Health Care	17.6%
Consumer Discretionary	14.2%
Financials	10.8%
Communication Services	5.1%
Consumer Staples	2.5%
Energy	2.4%
Materials	2.1%
Utilities	1.7%
Real Estate	0.6%
Cash Equivalents[2]	2.7%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS— 97.1%
		Communication Services— 5.1%
570,343	[1]	Altice USA, Inc.	$1,100,762
80,187	[1]	Live Nation Entertainment, Inc.	7,129,426
354,343	[1]	Pinterest, Inc.	11,852,773
123,606	[1]	Spotify Technology S.A.	34,664,066
70,302	[1]	TripAdvisor, Inc.	1,851,052
76,038	[1]	ZoomInfo Technologies, Inc.	1,205,963
		TOTAL	57,804,042
		Consumer Discretionary— 14.2%
2,790	[1]	AutoZone, Inc.	8,248,356
174,668	[1]	Cava Group, Inc.	12,565,616
112,610	[1]	Coupang LLC	2,533,725
7,193		Dick’s Sporting Goods, Inc.	1,445,361
10,786		Domino’s Pizza, Inc.	5,708,706
208,814	[1]	DoorDash, Inc.	26,991,298
190,585	[1]	DraftKings, Inc.	7,920,713
59,161		eBay, Inc.	3,049,158
94,747	[1]	Expedia Group, Inc.	12,755,789
11,185		Hilton Worldwide Holdings, Inc.	2,206,577
9,717		Murphy USA, Inc.	4,021,089
163,304		Nordstrom, Inc.	3,104,409
1,749	[1]	O’Reilly Automotive, Inc.	1,772,192
94,332		Ross Stores, Inc.	12,220,711
58,095	[1]	Royal Caribbean Cruises, Ltd.	8,111,805
73,016		Tapestry, Inc.	2,914,799
28,563		Texas Roadhouse, Inc.	4,592,359
2,893	[1]	TopBuild Corp.	1,170,710
8,048	[1]	Ulta Beauty, Inc.	3,258,152
86,902		Wingstop, Inc.	33,439,020
17,250		Yum! Brands, Inc.	2,436,562
		TOTAL	160,467,107
		Consumer Staples— 2.5%
300,335		Albertsons Cos., Inc.	6,126,834
65,966		Church and Dwight, Inc.	7,117,072
30,125		Clorox Co.	4,454,584
308,354	[1]	Maplebear, Inc.	10,524,122
		TOTAL	28,222,612
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Energy— 2.4%
62,217		APA Corp.	$1,956,102
113,919		Cheniere Energy, Inc.	17,978,697
39,645		Devon Energy Corp.	2,029,031
10,730		ONEOK, Inc.	848,958
88,775		Ovintiv, Inc.	4,555,933
		TOTAL	27,368,721
		Financials— 10.8%
104,414		Ameriprise Financial, Inc.	42,996,641
159,977		Apollo Global Management, Inc.	17,338,307
154,413	[1]	Arch Capital Group Ltd.	14,443,792
34,200		Brown & Brown	2,788,668
8,094		Gallagher (Arthur J.) & Co.	1,899,581
7,098		Kinsale Capital Group, Inc.	2,578,348
18,138		MSCI, Inc., Class A	8,448,499
14,674		RLI Corp.	2,074,170
277,647	[1]	Ryan Specialty Group Holdings, Inc.	13,699,103
754,769	[1]	StoneCo Ltd.	11,774,396
109,525	[1]	Toast, Inc.	2,588,076
159,240		Western Union Co.	2,140,186
		TOTAL	122,769,767
		Health Care— 17.6%
747,139	[1]	Adaptive Biotechnologies Corp.	1,957,504
9,879		Agilent Technologies, Inc.	1,353,818
50,429	[1]	Align Technology, Inc.	14,240,141
93,852		Bruker Corp.	7,321,395
153,622		Cardinal Health, Inc.	15,829,211
78,825		Cencora, Inc.	18,843,116
84,297	[1]	Davita, Inc.	11,718,126
92,338	[1]	Dexcom, Inc.	11,762,938
188,632	[1]	Doximity, Inc.	4,581,871
84,508	[1]	Exelixis, Inc.	1,982,558
22,191	[1]	IDEXX Laboratories, Inc.	10,934,837
128,736	[1]	Illumina, Inc.	15,840,965
278,529	[1]	Incyte Genomics, Inc.	14,497,434
42,903	[1]	Insulet Corp.	7,376,742
21,117	[1]	IQVIA Holdings, Inc.	4,894,287
68,246	[1]	Jazz Pharmaceuticals PLC.	7,558,244
10,857	[1]	Medpace Holdings, Inc.	4,216,316
4,157	[1]	Mettler-Toledo International, Inc.	5,111,863
34,726	[1]	Molina Healthcare, Inc.	11,879,765
65,043	[1]	Natera, Inc.	6,041,194
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
50,860	[1]	Neurocrine Biosciences, Inc.	$6,995,284
400,037	[1]	Novocure Ltd.	4,896,453
51,627	[1]	Veeva Systems, Inc.	10,251,057
		TOTAL	200,085,119
		Industrials— 18.2%
12,198		AGCO Corp.	1,392,890
287,067		Allison Transmission Holdings, Inc.	21,113,778
89,600		Booz Allen Hamilton Holding Corp.	13,231,232
36,978		Broadridge Financial Solutions	7,151,915
19,252		Cintas Corp.	12,674,362
20,339		Emcor Group, Inc.	7,264,481
15,122		Hubbell, Inc.	5,603,003
20,496		Old Dominion Freight Lines, Inc.	3,724,328
160,249		Otis Worldwide Corp.	14,614,709
177,355		Paychex, Inc.	21,071,548
84,392	[1]	Paycom Software, Inc.	15,864,008
58,489		Rockwell Automation, Inc.	15,848,179
21,454		Trane Technologies PLC	6,808,212
14,267	[1]	Transdigm Group, Inc.	17,805,644
57,267	[1]	Trex Co., Inc.	5,070,993
3,849		United Rentals, Inc.	2,571,093
92,156		Verisk Analytics, Inc.	20,086,322
68,901		Vertiv Holdings Co.	6,407,793
5,275		W.W. Grainger, Inc.	4,860,121
28,326	[1]	Willscot Corp.	1,046,929
23,956	[1]	XPO, Inc.	2,574,312
		TOTAL	206,785,852
		Information Technology— 21.9%
180,925	[1]	AppLovin Corp.	12,767,877
10,914	[1]	CloudFlare, Inc.	953,884
127,510	[1]	Crowdstrike Holdings, Inc.	37,301,775
33,551	[1]	Datadog, Inc.	4,210,650
147,009	[1]	DocuSign, Inc.	8,320,709
153,644	[1]	Dynatrace Holdings LLC	6,961,610
48,480	[1]	Enphase Energy, Inc.	5,272,685
5,490	[1]	EPAM Systems, Inc.	1,291,577
134,580	[1]	Gitlab, Inc.	7,061,413
256,505	[1]	GoDaddy, Inc.	31,391,082
237,563		HP, Inc.	6,673,145
25,196	[1]	HubSpot, Inc.	15,240,305
109,651	[1]	Informatica, Inc.	3,395,891
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
10,623		Jabil, Inc.	$1,246,715
18,822		Microchip Technology, Inc.	1,731,248
60,691		NetApp, Inc.	6,203,227
424,908	[1]	Nutanix, Inc.	25,791,916
293,140	[1]	Palantir Technologies, Inc.	6,440,286
188,134		Pegasystems, Inc.	11,178,922
219,509	[1]	Procore Technologies, Inc.	15,018,806
50,134	[1]	RingCentral, Inc.	1,484,969
83,196	[1]	SentinelOne, Inc.	1,757,931
414,666	[1]	UiPath, Inc.	7,866,214
195,152		Vontier Corp.	7,929,026
62,908	[1]	Zoom Video Communications, Inc.	3,843,679
98,626	[1]	Zscaler, Inc.	17,056,380
		TOTAL	248,391,922
		Materials— 2.1%
415,909	[1]	Axalta Coating Systems Ltd.	13,076,179
61,840		PPG Industries, Inc.	7,977,360
24,645		RPM International, Inc.	2,634,797
		TOTAL	23,688,336
		Real Estate— 0.6%
39,408		Equity Lifestyle Properties, Inc.	2,375,908
31,705		Iron Mountain, Inc.	2,457,772
46,845	[1]	Zillow Group, Inc.	1,967,490
		TOTAL	6,801,170
		Utilities— 1.7%
247,269		Vistra Corp.	18,752,881
		TOTAL COMMON STOCKS (IDENTIFIED COST $942,916,333)	1,101,137,529
		INVESTMENT COMPANY— 2.7%
31,079,018		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[2] (IDENTIFIED COST $31,080,715)	31,079,018
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $973,997,048)[3]	1,132,216,547
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	1,750,582
		TOTAL NET ASSETS—100%	$1,133,967,129
Semi-Annual Shareholder Report
5

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$3,389,503	$13,173,430	$16,562,933
Purchases at Cost	$18,266,993	$237,098,093	$255,365,086
Proceeds from Sales	$(21,656,496)	$(219,184,849)	$(240,841,345)
Change in Unrealized Appreciation/ Depreciation	$—	$(2,960)	$(2,960)
Net Realized Gain/(Loss)	$—	$(4,696)	$(4,696)
Value as of 4/30/2024	$—	$31,079,018	$31,079,018
Shares Held as of 4/30/2024	—	31,079,018	31,079,018
Dividend Income	$—	$641,217	$641,217

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$37.68	$36.23	$62.37	$44.93	$41.20	$41.35
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.10)	(0.11)	(0.39)	(0.19)	(0.07)
Net realized and unrealized gain (loss)	10.85	2.37	(13.61)	21.36	7.14	4.77
Total From Investment Operations	10.76	2.27	(13.72)	20.97	6.95	4.70
Less Distributions:
Distributions from net realized gain	—	(0.79)	(12.42)	(3.53)	(3.22)	(4.85)
Distributions from return of capital	—	(0.03)	—	—	—	—
Total Distributions	—	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)
Net Asset Value, End of Period	$48.44	$37.68	$36.23	$62.37	$44.93	$41.20
Total Return[2]	28.56%	6.37%	(26.23)%	49.08%	18.07%	13.40%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.14%	1.13%	1.14%	1.14%
Net investment income (loss)	(0.37)%[4]	(0.26)%	(0.27)%	(0.73)%	(0.46)%	(0.18)%
Expense waiver/reimbursement[5]	0.07%[4]	0.10%	0.09%	0.08%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$319,395	$246,732	$243,046	$367,018	$266,252	$257,818
Portfolio turnover[6]	35%	142%	174%	141%	227%	179%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.45	$17.34	$36.97	$28.09	$27.12	$29.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.19)	(0.22)	(0.48)	(0.31)	(0.25)
Net realized and unrealized gain (loss)	5.02	1.12	(6.99)	12.89	4.50	3.10
Total From Investment Operations	4.90	0.93	(7.21)	12.41	4.19	2.85
Less Distributions:
Distributions from net realized gain	—	(0.79)	(12.42)	(3.53)	(3.22)	(4.85)
Distributions from return of capital	—	(0.03)	—	—	—	—
Total Distributions	—	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)
Net Asset Value, End of Period	$22.35	$17.45	$17.34	$36.97	$28.09	$27.12
Total Return[2]	28.08%	5.54%	(26.83)%	47.91%	17.17%	12.54%
Ratios to Average Net Assets:
Net expenses[3]	1.91%[4]	1.92%	1.93%	1.92%	1.93%	1.88%
Net investment income (loss)	(1.14)%[4]	(1.05)%	(1.07)%	(1.51)%	(1.23)%	(0.94)%
Expense waiver/reimbursement[5]	0.07%[4]	0.10%	0.09%	0.08%	0.12%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,194	$9,216	$9,600	$16,184	$13,309	$15,460
Portfolio turnover[6]	35%	142%	174%	141%	227%	179%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.17	$38.47	$65.24	$46.74	$42.60	$42.48
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.00)[2]	0.01	(0.25)	(0.06)	0.04
Net realized and unrealized gain (loss)	11.59	2.52	(14.36)	22.28	7.42	4.93
Total From Investment Operations	11.56	2.52	(14.35)	22.03	7.36	4.97
Less Distributions:
Distributions from net realized gain	—	(0.79)	(12.42)	(3.53)	(3.22)	(4.85)
Distributions from return of capital	—	(0.03)	—	—	—	—
Total Distributions	—	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)
Net Asset Value, End of Period	$51.73	$40.17	$38.47	$65.24	$46.74	$42.60
Total Return[3]	28.78%	6.65%	(26.00)%	49.47%	18.46%	13.71%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	(0.12)%[5]	(0.00)%[6]	0.02%	(0.44)%	(0.13)%	0.10%
Expense waiver/reimbursement[7]	0.12%[5]	0.18%	0.18%	0.15%	0.19%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$653,306	$287,671	$169,730	$279,045	$188,839	$246,222
Portfolio turnover[8]	35%	142%	174%	141%	227%	179%

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$34.59	$33.23	$58.16	$41.99	$38.59	$38.95
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.00[2]	0.02	(0.22)	(0.05)	0.01
Net realized and unrealized gain (loss)	9.97	2.18	(12.53)	19.92	6.67	4.48
Total From Investment Operations	9.95	2.18	(12.51)	19.70	6.62	4.49
Less Distributions:
Distributions from net realized gain	—	(0.79)	(12.42)	(3.53)	(3.22)	(4.85)
Distributions from return of capital	—	(0.03)	—	—	—	—
Total Distributions	—	(0.82)	(12.42)	(3.53)	(3.22)	(4.85)
Net Asset Value, End of Period	$44.54	$34.59	$33.23	$58.16	$41.99	$38.59
Total Return[3]	28.77%	6.68%	(26.00)%	49.52%	18.46%	13.72%
Ratios to Average Net Assets:
Net expenses[4]	0.83%[5]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.09)%[5]	0.01%	0.04%	(0.43)%	(0.14)%	0.03%
Expense waiver/reimbursement[6]	0.07%[5]	0.10%	0.09%	0.08%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,072	$78,813	$36,273	$49,431	$31,388	$31,590
Portfolio turnover[7]	35%	142%	174%	141%	227%	179%

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $31,079,018 of investments in affiliated holdings* (identified cost $973,997,048, including $31,080,715 of identified cost in affiliated holdings)	$1,132,216,547
Income receivable	82,813
Income receivable from affiliated holdings	130,008
Receivable for investments sold	1,616,625
Receivable for shares sold	7,344,204
Total Assets	1,141,390,197
Liabilities:
Payable for investments purchased	6,422,341
Payable for shares redeemed	789,396
Payable for investment adviser fee (Note 5)	21,770
Payable for administrative fee (Note 5)	2,431
Payable for Directors’/Trustees’ fees (Note 5)	1,102
Payable for distribution services fee (Note 5)	7,501
Payable for other service fees (Notes 2 and 5)	146,926
Accrued expenses (Note 5)	31,601
Total Liabilities	7,423,068
Net assets for 23,116,759 shares outstanding	$1,133,967,129
Net Assets Consist of:
Paid-in capital	$946,502,137
Total distributable earnings (loss)	187,464,992
Total Net Assets	$1,133,967,129
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($319,394,502 ÷ 6,593,910 shares outstanding), no par value, unlimited shares authorized	$48.44
Offering price per share (100/94.50 of $48.44)	$51.26
Redemption proceeds per share	$48.44
Class C Shares:
Net asset value per share ($12,194,213 ÷ 545,591 shares outstanding), no par value, unlimited shares authorized	$22.35
Offering price per share	$22.35
Redemption proceeds per share (99.00/100 of $22.35)	$22.13
Institutional Shares:
Net asset value per share ($653,305,984 ÷ 12,630,122 shares outstanding), no par value, unlimited shares authorized	$51.73
Offering price per share	$51.73
Redemption proceeds per share	$51.73
Class R6 Shares:
Net asset value per share ($149,072,430 ÷ 3,347,136 shares outstanding), no par value, unlimited shares authorized	$44.54
Offering price per share	$44.54
Redemption proceeds per share	$44.54

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Dividends (including $641,217 received from affiliated holdings*)	$3,339,837
Expenses:
Investment adviser fee (Note 5)	3,349,371
Administrative fee (Note 5)	348,094
Custodian fees	23,382
Transfer agent fees (Note 2)	366,602
Directors’/Trustees’ fees (Note 5)	1,734
Auditing fees	14,318
Legal fees	5,610
Portfolio accounting fees	73,566
Distribution services fee (Note 5)	42,527
Other service fees (Notes 2 and 5)	391,750
Share registration costs	55,700
Printing and postage	23,783
Miscellaneous (Note 5)	14,776
TOTAL EXPENSES	4,711,213
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(298,046)
Reimbursement of other operating expenses (Notes 2 and 5)	(130,171)
TOTAL WAIVER AND REIMBURSEMENTS	(428,217)
Net expenses	4,282,996
Net investment income (loss)	(943,159)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(4,696) on sales of investments in affiliated holdings*)	37,428,620
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,960) on investments in affiliated holdings*)	146,852,639
Net realized and unrealized gain (loss) on investments	184,281,259
Change in net assets resulting from operations	$183,338,100

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(943,159)	$(772,818)
Net realized gain (loss)	37,428,620	2,203,264
Net change in unrealized appreciation/depreciation	146,852,639	20,825,263
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	183,338,100	22,255,709
Distributions to Shareholders:
Distributions From Net Realized Gain:
Class A Shares	—	(5,281,082)
Class C Shares	—	(419,426)
Institutional Shares	—	(3,517,241)
Class R6 Shares	—	(867,454)
Distributions From Return of Capital:
Class A Shares	—	(198,930)
Class C Shares	—	(15,799)
Institutional Shares	—	(132,490)
Class R6 Shares	—	(32,676)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(10,465,098)
Share Transactions:
Proceeds from sale of shares	440,776,418	292,721,507
Net asset value of shares issued to shareholders in payment of distributions declared	—	8,793,692
Cost of shares redeemed	(112,579,316)	(149,521,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	328,197,102	151,993,216
Change in net assets	511,535,202	163,783,827
Net Assets:
Beginning of period	622,431,927	458,648,100
End of period	$1,133,967,129	$622,431,927
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
16

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $428,217 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$136,363	$(3,550)
Class C Shares	5,894	—
Institutional Shares	209,084	(126,621)
Class R6 Shares	15,261	—
TOTAL	$366,602	$(130,171)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$377,574
Class C Shares	14,176
TOTAL	$391,750
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	528,884	$24,681,450	468,425	$18,229,920
Shares issued to shareholders in payment of distributions declared	—	—	135,724	4,901,001
Shares redeemed	(483,792)	(22,722,308)	(763,693)	(29,668,437)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	45,092	$1,959,142	(159,544)	$(6,537,516)
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	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	121,017	$2,613,951	138,947	$2,553,201
Shares issued to shareholders in payment of distributions declared	—	—	22,763	383,324
Shares redeemed	(103,521)	(2,221,146)	(187,113)	(3,362,318)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	17,496	$392,805	(25,403)	$(425,793)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,034,125	$352,681,371	5,121,844	$214,968,760
Shares issued to shareholders in payment of distributions declared	—	—	80,084	3,075,223
Shares redeemed	(1,564,880)	(73,074,775)	(2,453,382)	(101,948,484)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,469,245	$279,606,596	2,748,546	$116,095,499
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,409,910	$60,799,646	1,581,214	$56,969,626
Shares issued to shareholders in payment of distributions declared	—	—	13,132	434,144
Shares redeemed	(341,410)	(14,561,087)	(407,368)	(14,542,744)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,068,500	$46,238,559	1,186,978	$42,861,026
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,600,333	$328,197,102	3,750,577	$151,993,216
4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $973,997,048. The net unrealized appreciation of investments for federal tax purposes was $158,219,499. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $190,566,775 and unrealized depreciation from investments for those securities having an excess of cost over value of $32,347,276.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $286,242 of its fee and voluntarily reimbursed $130,171 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Adviser reimbursed $11,804.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$42,527
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $7,597 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2024, FSC retained $8,964 in sales charges from the sale of Class A Shares. FSC also retained $385 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $34,742 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$617,682,187
Sales	$310,347,329
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,285.60	$6.48
Class C Shares	$1,000	$1,280.80	$10.83
Institutional Shares	$1,000	$1,287.80	$4.78
Class R6 Shares	$1,000	$1,287.70	$4.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.19	$5.72
Class C Shares	$1,000	$1,015.37	$9.57
Institutional Shares	$1,000	$1,020.69	$4.22
Class R6 Shares	$1,000	$1,020.74	$4.17

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.91%
Institutional Shares	0.84%
Class R6 Shares	0.83%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES MDT MID-CAP GROWTH FUND (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as
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sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Mid Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2024

Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Hermes Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2023 through April 30, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Utilities	22.9%
Financials	16.3%
Health Care	15.3%
Consumer Staples	13.2%
Energy	11.5%
Communication Services	7.6%
Materials	5.3%
Industrials	3.0%
Consumer Discretionary	2.0%
Real Estate	1.2%
Information Technology	0.9%
Cash Equivalents[2]	0.4%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2024 (unaudited)
Shares		Dividend Yield	Value in U.S. Dollars
	Common Stocks— 99.2%
	Communication Services— 7.6%
8,780,334	AT&T, Inc.	6.57%	$148,299,841
4,148,985	BCE, Inc.	7.50	136,315,397
7,557,347	Verizon Communications, Inc.	6.74	298,439,633
	TOTAL		583,054,871
	Consumer Discretionary— 2.0%
2,098,250	Best Buy Co., Inc.	5.11	154,515,130
	Consumer Staples— 13.2%
2,718,679	British American Tobacco PLC	10.02	79,680,938
6,906,650	Conagra Brands, Inc.	4.55	212,586,687
1,544,025	Kenvue, Inc.	4.25	29,058,551
1,525,330	Kimberly-Clark Corp.	3.57	208,253,305
3,788,797	Philip Morris International, Inc.	5.48	359,708,387
1,934,800	The Coca-Cola Co.	3.14	119,512,596
	TOTAL		1,008,800,464
	Energy— 11.5%
1,126,550	Chevron Corp.	4.04	181,678,718
6,689,025	Enbridge, Inc.	6.36	237,843,877
5,007,619	TC Energy Corp.	6.62	179,403,457
3,927,870	TotalEnergies SE	4.61	285,292,200
	TOTAL		884,218,252
	Financials— 16.3%
320,050	Allianz SE	4.40	90,895,885
3,128,625	Canadian Imperial Bank of Commerce	4.76	146,039,620
15,260,210	Huntington Bancshares, Inc.	4.60	205,555,028
1,313,725	Morgan Stanley	3.74	119,338,779
1,320,150	PNC Financial Services Group, Inc.	4.05	202,326,189
6,608,811	Truist Financial Corp.	5.54	248,160,853
5,771,341	U.S. Bancorp	4.82	234,489,585
	TOTAL		1,246,805,939
	Health Care— 15.3%
591,976	AbbVie, Inc.	3.81	96,278,977
885,275	Amgen, Inc.	3.29	242,512,233
3,328,375	Bristol-Myers Squibb Co.	5.46	146,248,798
2,598,771	Gilead Sciences, Inc.	4.72	169,439,869
504,575	Johnson & Johnson	3.43	72,956,499
7,061,545	Pfizer, Inc.	6.56	180,916,783
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Shares		Dividend Yield	Value in U.S. Dollars
	Common Stocks— continued
	Health Care— continued
2,713,885	Sanofi	4.04%	$267,579,770
	TOTAL		1,175,932,929
	Industrials— 3.0%
555,700	Stanley Black & Decker, Inc.	3.54	50,790,980
1,231,475	United Parcel Service, Inc.	4.42	181,617,933
	TOTAL		232,408,913
	Information Technology— 0.9%
378,025	Texas Instruments, Inc.	2.95	66,691,171
	Materials— 5.3%
13,274,550	Amcor PLC	5.59	118,674,477
2,911,750	LyondellBasell Industries N.V.	5.00	291,087,648
	TOTAL		409,762,125
	Real Estate— 1.2%
2,226,664	NNN REIT, Inc.	5.48	90,246,692
	Utilities— 22.9%
2,773,375	American Electric Power Co., Inc.	4.09	238,593,451
4,893,021	Dominion Energy, Inc.	5.24	249,446,211
3,174,829	Duke Energy Corp.	4.17	311,958,698
1,753,250	Entergy Corp.	4.24	187,019,177
2,775,800	Evergy, Inc.	4.90	145,590,710
18,701,690	National Grid-SP PLC	5.44	245,509,742
4,947,180	PPL Corp.	3.75	135,849,563
3,333,152	Southern Co.	3.92	244,986,672
	TOTAL		1,758,954,224
	Total Common Stocks (IDENTIFIED COST $7,515,153,207)		7,611,390,710
	Investment Company— 0.4%
32,373,824	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[1] (IDENTIFIED COST $32,373,824)		32,373,824
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $7,547,527,031)[2]		7,643,764,534
	OTHER ASSETS AND LIABILITIES - NET—0.4%[3]		27,017,705
	TOTAL NET ASSETS—100%		$7,670,782,239
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Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2023	$—
Purchases at Cost	$622,616,837
Proceeds from Sales	$(590,237,261)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(5,752)
Value as of 4/30/2024	$32,373,824
Shares Held as of 4/30/2024	32,373,824
Dividend Income	$851,107

1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,533,067,699	$—	$—	$5,533,067,699
International	1,109,364,476	968,958,535	—	2,078,323,011
Investment Company	32,373,824	—	—	32,373,824
TOTAL SECURITIES	$6,674,805,999	$968,958,535	$—	$7,643,764,534

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.95	$5.89	$5.70	$4.49	$5.82	$5.73
Income From Investment Operations:
Net investment income[1]	0.10	0.22	0.23	0.20	0.21	0.21
Net realized and unrealized gain (loss)	0.50	(0.62)	0.19	1.21	(1.06)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.40)	0.42	1.41	(0.85)	0.52
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.20)	(0.21)	(0.21)
Distributions from net realized gain	—	(0.32)	—	—	(0.27)	(0.22)
TOTAL DISTRIBUTIONS	(0.11)	(0.54)	(0.23)	(0.20)	(0.48)	(0.43)
Net Asset Value, End of Period	$5.44	$4.95	$5.89	$5.70	$4.49	$5.82
Total Return[2]	12.22%	(7.67)%	7.41%	31.78%	(15.65)%	9.68%
Ratios to Average Net Assets:
Net expenses[3]	1.05%[4,5]	1.05%[5]	1.06%	1.05%	1.05%[5]	1.06%
Net investment income	3.84%[4]	3.91%	3.90%	3.64%	4.08%	3.75%
Expense waiver/ reimbursement[6]	0.13%[4]	0.12%	0.12%	0.12%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,471,074	$1,411,880	$1,600,974	$1,366,960	$1,060,496	$1,456,023
Portfolio turnover[7]	15%	35%	42%	23%	38%	33%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.05%, 1.05% and 1.05% for the six months ended April 30, 2024 and for the years ended October 31, 2023 and 2020, respectively, after taking into account these expense reductions.

Semi-Annual Shareholder Report
6

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.96	$5.90	$5.72	$4.50	$5.84	$5.74
Income From Investment Operations:
Net investment income[1]	0.08	0.17	0.19	0.16	0.17	0.17
Net realized and unrealized gain (loss)	0.50	(0.61)	0.18	1.22	(1.07)	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.58	(0.44)	0.37	1.38	(0.90)	0.49
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.19)	(0.16)	(0.17)	(0.17)
Distributions from net realized gain	—	(0.32)	—	—	(0.27)	(0.22)
TOTAL DISTRIBUTIONS	(0.09)	(0.50)	(0.19)	(0.16)	(0.44)	(0.39)
Net Asset Value, End of Period	$5.45	$4.96	$5.90	$5.72	$4.50	$5.84
Total Return[2]	11.74%	(8.38)%	6.40%	30.94%	(16.41)%	9.02%
Ratios to Average Net Assets:
Net expenses[3]	1.85%[4,5]	1.82%[5]	1.81%	1.80%	1.80%[5]	1.81%
Net investment income	3.07%[4]	3.14%	3.16%	2.92%	3.34%	3.00%
Expense waiver/reimbursement[6]	0.09%[4]	0.12%	0.13%	0.13%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$394,365	$439,907	$628,173	$625,041	$693,876	$1,217,811
Portfolio turnover[7]	15%	35%	42%	23%	38%	33%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.85%, 1.82% and 1.80% for the six months ended April 30, 2024 and for the years ended October 31, 2023 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.98	$5.93	$5.74	$4.52	$5.86	$5.76
Income From Investment Operations:
Net investment income[1]	0.11	0.23	0.25	0.21	0.22	0.23
Net realized and unrealized gain (loss)	0.51	(0.63)	0.19	1.22	(1.07)	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.40)	0.44	1.43	(0.85)	0.55
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.25)	(0.21)	(0.22)	(0.23)
Distributions from net realized gain	—	(0.32)	—	—	(0.27)	(0.22)
TOTAL DISTRIBUTIONS	(0.12)	(0.55)	(0.25)	(0.21)	(0.49)	(0.45)
Net Asset Value, End of Period	$5.48	$4.98	$5.93	$5.74	$4.52	$5.86
Total Return[2]	12.48%	(7.57)%	7.62%	32.12%	(15.49)%	10.09%
Ratios to Average Net Assets:
Net expenses[3]	0.80%[4,5]	0.80%[5]	0.81%	0.80%	0.80%[5]	0.81%
Net investment income	4.10%[4]	4.16%	4.14%	3.91%	4.34%	3.99%
Expense waiver/ reimbursement[6]	0.13%[4]	0.13%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,611,470	$4,796,767	$6,193,024	$4,589,179	$4,214,131	$6,632,015
Portfolio turnover[7]	15%	35%	42%	23%	38%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80% and 0.80% for the six months ended April 30, 2024 and for the years ended October 31, 2023 and 2020, respectively, after taking into account these expense reductions.

Semi-Annual Shareholder Report
9

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$4.98	$5.92	$5.74	$4.52	$5.86	$5.76
Income From Investment Operations:
Net investment income[1]	0.11	0.23	0.26	0.21	0.22	0.23
Net realized and unrealized gain (loss)	0.51	(0.61)	0.17	1.22	(1.07)	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.38)	0.43	1.43	(0.85)	0.55
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.25)	(0.21)	(0.22)	(0.23)
Distributions from net realized gain	—	(0.32)	—	—	(0.27)	(0.22)
TOTAL DISTRIBUTIONS	(0.12)	(0.56)	(0.25)	(0.21)	(0.49)	(0.45)
Net Asset Value, End of Period	$5.48	$4.98	$5.92	$5.74	$4.52	$5.86
Total Return[2]	12.49%	(7.39)%	7.46%	32.14%	(15.48)%	10.11%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4,5]	0.78%[5]	0.79%	0.78%	0.78%[5]	0.79%
Net investment income	4.13%[4]	4.18%	4.14%	3.85%	4.35%	4.00%
Expense waiver/reimbursement[6]	0.07%[4]	0.07%	0.07%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,193,873	$1,246,934	$1,697,532	$1,019,551	$575,195	$500,119
Portfolio turnover[7]	15%	35%	42%	23%	38%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.78%, 0.78% and 0.78% for the six months ended April 30, 2024 and for the years ended October 31, 2023 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets:
Investment in securities, at value including $32,373,824 of investment in an affiliated holding* (identified cost $7,547,527,031, including $32,373,824 of identified cost in an affiliated holding)	$7,643,764,534
Cash denominated in foreign currencies (identified cost $3,208,293)	3,208,293
Income receivable	27,761,619
Receivable for investments sold	7,807,098
Receivable for shares sold	5,107,390
Income receivable from an affiliated holding	140,612
Total Assets	7,687,789,546
Liabilities:
Payable for shares redeemed	$14,583,535
Payable for other service fees (Notes 2 and 5)	726,831
Payable for transfer agent fees (Note 2)	585,313
Payable for distribution services fee (Note 5)	246,052
Payable for investment adviser fee (Note 5)	93,612
Payable for administrative fee (Note 5)	16,163
Payable for Directors’/Trustees’ fees (Note 5)	5,682
Accrued expenses (Note 5)	750,119
TOTAL LIABILITIES	17,007,307
Net assets for 1,402,944,756 shares outstanding	$7,670,782,239
Net Assets Consist of:
Paid-in capital	$7,622,546,600
Total distributable earnings (loss)	48,235,639
TOTAL NET ASSETS	$7,670,782,239
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,471,074,287 ÷ 270,644,741 shares outstanding) no par value, unlimited shares authorized	$5.44
Offering price per share (100/94.50 of $5.44)	$5.76
Redemption proceeds per share	$5.44
Class C Shares:
Net asset value per share ($394,365,052 ÷ 72,336,665 shares outstanding) no par value, unlimited shares authorized	$5.45
Offering price per share	$5.45
Redemption proceeds per share (99.00/100 of $5.45)	$5.40
Institutional Shares:
Net asset value per share ($4,611,469,786 ÷ 841,957,618 shares outstanding) no par value, unlimited shares authorized	$5.48
Offering price per share	$5.48
Redemption proceeds per share	$5.48
Class R6 Shares:
Net asset value per share ($1,193,873,114 ÷ 218,005,732 shares outstanding) no par value, unlimited shares authorized	$5.48
Offering price per share	$5.48
Redemption proceeds per share	$5.48

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended April 30, 2024 (unaudited)

Investment Income:
Dividends (including $851,107 received from an affiliated holding* and net of foreign taxes withheld of $5,787,262)	$195,383,049
Expenses:
Investment adviser fee (Note 5)	$29,859,851
Administrative fee (Note 5)	3,092,035
Custodian fees	224,674
Transfer agent fees (Note 2)	3,181,563
Directors’/Trustees’ fees (Note 5)	18,603
Auditing fees	14,642
Legal fees	5,756
Distribution services fee (Note 5)	1,611,690
Other service fees (Notes 2 and 5)	2,386,991
Portfolio accounting fees	106,424
Share registration costs	98,534
Printing and postage	203,597
Miscellaneous (Note 5)	28,785
TOTAL EXPENSES	40,833,145
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,858,128)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,954,345)
Reduction of custodian fees (Note 6)	(25,093)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(4,837,566)
Net expenses	35,995,579
Net investment income	159,387,470
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(5,752) on sales of investments in an affiliated holding*) and foreign currency transactions	85,626,690
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	690,923,811
Net realized and unrealized gain (loss) on investments and foreign currency transactions	776,550,501
Change in net assets resulting from operations	$935,937,971

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2024	Year Ended 10/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$159,387,470	$401,897,286
Net realized gain (loss)	85,626,690	(136,111,422)
Net change in unrealized appreciation/depreciation	690,923,811	(966,196,951)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	935,937,971	(700,411,087)
Distributions to Shareholders:
Class A Shares	(31,222,582)	(152,469,096)
Class C Shares	(7,375,181)	(52,564,763)
Institutional Shares	(106,221,099)	(594,730,697)
Class R6 Shares	(27,974,575)	(162,658,651)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(172,793,437)	(962,423,207)
Share Transactions:
Proceeds from sale of shares	746,179,773	2,720,145,519
Net asset value of shares issued to shareholders in payment of distributions declared	151,178,541	837,488,235
Cost of shares redeemed	(1,885,207,760)	(4,119,015,663)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(987,849,446)	(561,381,909)
Change in net assets	(224,704,912)	(2,224,216,203)
Net Assets:
Beginning of period	7,895,487,151	10,119,703,354
End of period	$7,670,782,239	$7,895,487,151
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
April 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if
Semi-Annual Shareholder Report
16

information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report
17

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
18

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $4,837,566 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$632,235	$(396,380)
Class C Shares	214,618	(48,246)
Institutional Shares	2,263,042	(1,509,719)
Class R6 Shares	71,668	—
TOTAL	$3,181,563	$(1,954,345)
Semi-Annual Shareholder Report
19

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,849,761
Class C Shares	537,230
TOTAL	$2,386,991
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,272,487	$97,908,650	52,205,886	$292,964,140
Shares issued to shareholders in payment of distributions declared	5,357,401	28,793,281	24,754,471	140,468,550
Shares redeemed	(38,454,130)	(206,204,782)	(63,505,515)	(348,426,430)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(14,824,242)	$(79,502,851)	13,454,842	$85,006,260
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,074,029	$16,532,694	14,278,197	$81,447,497
Shares issued to shareholders in payment of distributions declared	1,297,274	6,983,173	8,763,916	50,109,087
Shares redeemed	(20,720,479)	(111,324,991)	(40,809,676)	(224,604,338)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(16,349,176)	$(87,809,124)	(17,767,563)	$(93,047,754)
	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	94,245,080	$509,656,038	329,102,921	$1,870,908,819
Shares issued to shareholders in payment of distributions declared	17,812,478	96,444,650	94,110,743	537,914,051
Shares redeemed	(232,751,343)	(1,252,293,325)	(505,655,558)	(2,787,080,470)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(120,693,785)	$(646,192,637)	(82,441,894)	$(378,257,600)
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	Six Months Ended 4/30/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	22,653,947	$122,082,391	83,396,334	$474,825,063
Shares issued to shareholders in payment of distributions declared	3,501,240	18,957,437	19,056,585	108,996,547
Shares redeemed	(58,440,223)	(315,384,662)	(138,668,566)	(758,904,425)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(32,285,036)	$(174,344,834)	(36,215,647)	$(175,082,815)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(184,152,239)	$(987,849,446)	(122,970,262)	$(561,381,909)
4. FEDERAL TAX INFORMATION
At April 30, 2024, the cost of investments for federal tax purposes was $7,547,527,031. The net unrealized appreciation of investments for federal tax purposes was $96,237,502. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $660,068,858 and unrealized depreciation from investments for those securities having an excess of cost over value of $563,831,356.
As of October 31, 2023, the Fund had a capital loss carryforward of $136,414,968 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$136,414,968	$136,414,968
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2024, the Adviser voluntarily waived $2,834,461 of its fee and voluntarily reimbursed $1,954,345 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2024, the Adviser reimbursed $23,667.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$1,611,690
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2024, FSC retained $180,281 of fees paid by the Fund. For the six months ended April 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2024, FSC retained $48,874 in sales charges from the sale of Class A Shares. FSC also retained $60,998 and $19,335 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2024, FSSC received $12,157 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.86%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended April 30, 2024, the Fund’s expenses were offset by $25,093 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (the “FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
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8. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2024, were as follows:
Purchases	$1,170,006,903
Sales	$2,177,785,867
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the six months ended April 30, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the six months ended April 30, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. SUBSEQUENT EVENT
Effective July 1, 2024, the investment adviser fee will be reduced to 0.73% of the Fund’s average daily net assets.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,122.20	$5.54
Class C Shares	$1,000.00	$1,117.40	$9.74
Institutional Shares	$1,000.00	$1,124.80	$4.23
Class R6 Shares	$1,000.00	$1,124.90	$4.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,019.64	$5.27
Class C Shares	$1,000.00	$1,015.66	$9.27
Institutional Shares	$1,000.00	$1,020.89	$4.02
Class R6 Shares	$1,000.00	$1,020.98	$3.92

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Class C Shares	1.85%
Institutional Shares	0.80%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES STRATEGIC VALUE DIVIDEND FUND (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board noted that, effective December 31, 2021, the Fund changed its benchmark from the Dow Jones U.S. Select Dividend Index to the S&P 500 Index. Although the Board considered information comparing the Fund’s performance to that of the Performance Peer Group, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Strategic Value Dividend Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics - Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 21, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date June 21, 2024